1933 Act Registration No. 33-02633
                        1940 Act File No. 811-4552

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
   Post-Effective Amendment No. 41                            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940[X]
   Amendment No. 42                                            [X]

                     LIBERTY-STEIN ROE FUNDS INCOME TRUST
         (Exact Name of Registrant as Specified in Charter)

    One South Wacker Drive, Chicago, Illinois       60606
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Kevin M. Carome                 Cameron S. Avery
    Executive Vice-President        Bell, Boyd & Lloyd LLC
    Liberty-Stein Roe               Three First National Plaza
         Income Trust                       70 W. Madison Street, Suite 3300
    One Financial Center            Chicago, Illinois 60602
    Boston, Massachusetts 02111
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b) [ ] on (date) pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1) [ ] on
(date)pursuant to paragraph (a)(1 [ ] 75 days after filing pursuant to paragraph
(a)(2 [ ] on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the following series:
Stein Roe Income Fund, Stein Roe Cash Reserves Fund, Stein Roe Intermediate Bond Fund, and Stein Roe High Yield Fund.

This amendment to the Registration Statement has also been signed by SR&F Base Trust.

The prospectus and statement of additional information relating to the series of Liberty-Stein Roe Funds Income Trust designated Stein Roe Cash Reserves is not affected by the filing of this Post-Effective Amendment No. 41.

LIBERTY HIGH YIELD BOND FUND CLASS A   Prospectus, August 1, 2000

Advised by Stein Roe & Farnham Incorporated


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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| Not FDIC |  May Lose Value |
|          |-----------------|
| Insured  |No Bank Guarantee|
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TABLE OF CONTENTS

THE FUND                                                                       2
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Investment Goals .......................................................       2
Principal Investment Strategies ........................................       2
Principal Investment Risks .............................................       3
Performance History ....................................................       4
Your Expenses ..........................................................       5

YOUR ACCOUNT                                                                   6
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How to Buy Shares ......................................................       6
Sales Charges ..........................................................       7
How to Exchange Shares .................................................       8
How to Sell Shares .....................................................       8
Fund Policy on Trading of Fund Shares ..................................      10
Distribution and Service Fees ..........................................      10
Other Information About Your Account ...................................      11

MANAGING THE FUND                                                             13
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Investment Advisor .....................................................      13
Portfolio Manager ......................................................      13

OTHER INVESTMENT
STRATEGIES AND RISKS                                                          14
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FINANCIAL HIGHLIGHTS                                                          17
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THE FUND


INVESTMENT GOALS
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The Fund seeks its total return by investing for a high level of current income and capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES
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The Fund invests all of its assets in SR&F High Yield Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. The Portfolio invests at least 65% of its assets in high-yield, high-risk debt securities. These securities are rated at the time of purchase:

         -     below BBB by Standard & Poor's,

         -     below Baa by Moody's Investors Service, Inc.,

         - with a comparable rating by another nationally recognized rating agency, or

         - unrated securities that Stein Roe believes to be of comparable quality.

The Portfolio may invest in any type of debt securities, including corporate bonds and mortgage-backed and asset-backed securities.

The Portfolio seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Portfolio may seek capital appreciation by using hedging techniques such as futures and options.

Although the Portfolio will invest primarily in debt securities, the Portfolio may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks.

In determining whether to buy or sell securities, the portfolio manager evaluates relative values of the various types of securities in which the Portfolio can invest (e.g., the relative value of corporate debt securities versus mortgage-backed securities under prevailing market conditions), relative values of various rating categories (e.g., relative values of higher-rated securities versus lower-rated securities under prevailing market conditions), and individual issuer characteristics. The portfolio manager may be required to sell portfolio investments to fund redemptions. The Portfolio may invest in securities of any maturity.


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

THE FUND


PRINCIPAL INVESTMENT RISKS
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The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.


Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.


An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principle and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principle and interest payment obligations.

Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. (See "Tax Consequences.")


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS shows the Fund's Class S share performance for each complete calendar years since it commenced operations. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS is a measure of the Fund's Class S share performance over the past one-year and the life of the Fund periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Merrill Lynch High Yield Master II Index (Merrill Index), an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY
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The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The Fund did not have separate classes of shares prior to August 1, 2000; on that date, the Fund's outstanding shares were reclassified as Class S shares. The performance table following the bar chart shows how the Fund's average annual returns for Class S shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.


CALENDAR YEAR TOTAL RETURNS (CLASS S)(1)

[BAR CHART OMITTED]

1997      1998      1999
15.84%    4.30%     8.21%

The Fund's year-to-date total return through June 30, 2000 was - 2.86%.

For period shown in bar chart:

Best quarter: 2nd quarter 1997, +6.38%

Worst quarter: 3rd quarter 1998, -6.38%


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999)(1)

                             INCEPTION                   LIFE OF THE
                               DATE          1 YEAR          FUND

     Class S (%)              11/1/96         8.21           9.77
     ----------------------------------------------------------------
     Merrill Index (%)          N/A           1.57          6.52(2)


(1) Because the Class A shares have not completed a full calendar year the bar chart and average annual total returns shown are for Class S shares, the oldest existing Fund class.



(2)  Performance information is from October 31, 1996.

THE FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same

- Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
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Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(3)(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     CLASS A
Maximum sales charge (load) on purchases(%)
(as a percentage of the offering price)                4.75
--------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions(%)(as a percentage of the
lesser of purchase price or redemption price)         1.00(4)
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Redemption fee(%)(as a percentage of
amount redeemed, if applicable)                        (5)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                     CLASS A
Management fee(%)                                      0.65
--------------------------------------------------------------
Distribution and service (12b-1) fees(%)              0.35(6)
--------------------------------------------------------------
Other expenses(%)                                     0.57(7)
--------------------------------------------------------------
Total annual fund operating expenses(%)               1.57
--------------------------------------------------------------
     Expense reimbursement(%)                        (0.22)(8)
--------------------------------------------------------------
     Net expenses(%)                                  1.35


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                          $622        $942      $1,285       $2,249

(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(5)  There is a $7.50 charge for wiring sale proceeds to your bank.

(6) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.25% and the total annual fund operating expenses for Class A shares would be 1.25%. This arrangement may be terminated by the distributor at any time.

(7)  Other expenses are based on the Fund's Class S shares.


(8) The Fund's advisor has agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.00%. As a result, the actual management fee would be 0.43% and total annual fund operating expenses for Class A shares would be 1.35%. This arrangement expires on October 31, 2000. A reimbursement lowers the expense ratio and increases overall return to investors.

YOUR ACCOUNT


INVESTMENT MINIMUMS

         Initial  Investment  .......  $1,000  Subsequent  Investments  ... $ 50
Automatic  Investment Plan* $ 50 Retirement Plans* ........  $ 25          * The
initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES
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Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. The Fund also offers Class S shares through a separate prospectus.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD               INSTRUCTIONS
Through your         Your financial advisor can help you establish your account and
financial advisor    buy Fund shares on your behalf.  Your financial advisor may charge you fees for executing the purchase for you.
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By check             For new accounts, send a completed application and check made
(new account)        payable to the Fund to the transfer agent, SteinRoe Services,
                     Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                     MA 02105-1722.
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By check For existing  accounts,  fill out and return the  additional  (existing account) investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to SteinRoe
                     Services, Inc., c/o Liberty Funds Services, Inc., P.O. Box
                     1722, Boston, MA 02105-1722.
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By                   exchange You or your  financial  advisor may acquire shares by exchanging  shares you own in one fund for shares of the same class of the Fund at no additional  cost. There may be an  additional  charge if  exchanging  from a money  market fund. To exchange by telephone, call 1-800-422-3737.
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By                   wire You may purchase shares by wiring money from your bank account  to your fund  account.  To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
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By electronic You may purchase shares by electronically transferring money funds transfer from your bank account to your fund account by calling
                     1-800-422-3737.  Electronic  funds transfers may take up to two  business  days to settle  and be  considered  in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
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Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your fund account.  You can select a pre-authorized  amount  to be  sent  via  electronic  funds transfer.  Be sure to complete the  appropriate  section of the application for this feature.
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By dividend          You may automatically invest dividends distributed by one fund
diversification      into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                     1-800-345-6611.

YOUR ACCOUNT


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES

                                                                            % OF
                                                                        OFFERING
                                            AS A % OF                    PRICE
                                           THE PUBLIC     AS A %      RETAINED BY
                                            OFFERING     OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                            PRICE     INVESTMENT   ADVISOR FIRM
Less than $50,000                             4.75         4.99          4.25
---------------------------------------------------------------------------------
$50,000 to less than $100,000                 4.50         4.71          4.00
---------------------------------------------------------------------------------
$100,000 to less than $250,000                3.50         3.63          3.00
---------------------------------------------------------------------------------
$250,000 to less than $500,000                2.50         2.56          2.00
---------------------------------------------------------------------------------
$500,000 to less than $1,000,000              2.00         2.04          1.75
---------------------------------------------------------------------------------
$1,000,000 or more(9)                         0.00         0.00          0.00

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:


PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                         COMMISSION %
First $3 million                                           1.00
--------------------------------------------------------------------------------
Next $2 million                                            0.50
--------------------------------------------------------------------------------
Over $5 million                                            0.25(10)

(9) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1.00% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase causes the value of the accounts to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.

(10) Paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT



UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES



Certain investments in Class A shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of

YOUR ACCOUNT


your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD              INSTRUCTIONS
Through  your You may call your  financial  advisor  to place  your sell  order.
financial advisor To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.
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By                  exchange  You or your  financial  advisor may sell shares by exchanging  from the  Fund  into  the  same  share  class of another fund at no additional cost.
                    To exchange by telephone, call 1-800-422-3737.
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By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                    calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                    1-800-345-6611.
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By mail             You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                    In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call
                    1-800-345-6611.

                    Mail your letter of instruction to SteinRoe Services, Inc., c/o
                    Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                    02105-1722.
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By                  wire You may sell  shares and request  that the  proceeds be wired to your bank.  You must set up this  feature  prior to your telephone request.  Be sure to complete the appropriate section of the account application for this feature.
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By systematic       You may automatically sell a specified dollar amount or
withdrawal plan     percentage on a monthly, quarterly or semi-annually basis if your  account  balance  is at  least  $5,000  and  have  the proceeds  sent to you.  This feature is not available if you hold your shares in  certificate  form.  Be sure to complete the appropriate  section of the account application for this feature.
------------------------------------------------------------------------------------
By electronic       You may sell shares and request that the proceeds be
funds transfer      electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank.  You must set up this feature prior to your  request.  Be sure to complete the appropriate  section of the account application for this feature.

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A shares. The annual distribution fee may equal up to 0.10% for Class A shares. Distribution and service fees are paid out of the assets of the class. The distributor has voluntarily agreed to waive the Class A share distribution fee. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS

Dividend          Represents  interest and dividends earned from securities held by the Portfolio.
--------------------------------------------------------------------------------
Capital           gains  Represents  net  long-term  capital  gains  on sales of securities  held for more  than 12 months  and net  short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains(11)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options) (11):

- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

(11) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

MANAGING THE FUNDS


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the 1999 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.65% of average daily net assets of the Fund.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
STEPHEN F. LOCKMAN has been manager of the Portfolio since 1997. He was portfolio manager of Income Fund from 1997 to January, 1988, associate manager of Income Fund from 1995 to 1997, and associate manager of High Yield Portfolio from November, 1996 to February, 1997. Mr. Lockman was a senior research analyst for Stein Roe's fixed income department from 1994, when he joined SteinRoe, to 1997. He served as portfolio manager for the Illinois State Board of Investment from 1987 to 1994. A chartered financial analyst, Mr. Lockman earned a bachelor's degree from the University of Illinois and a master's degree from DePaul University.

OTHER INVESTMENT STRATEGIES AND RISKS


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Portfolio may make and the risks associated with them. In seeking to achieve its investment goals, the Portfolio may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.


INITIAL PUBLIC OFFERINGS
--------------------------------------------------------------------------------
The Portfolio may invest a portion of its assets in certain types of equity securities including securities offered during a company's initial public offering (IPO). An IPO is the sale of a company's securities to the public for the first time. The market price of a security the Portfolio buys in an IPO may change substantially from the price the Portfolio paid, soon after the IPO ends. In the short term, the price change may significantly increase or decrease the Fund's total return, and therefore its performance history, after an IPO investment. This is especially so when the Fund's assets are small. However, should the Fund's assets increase, the results of an IPO investment will not cause the Fund's performance history to change as much. Although companies can be of any size or age at the time of their IPO, they are often smaller in size and have a limited operating history which could create greater market volatility for the securities. The advisor intends to limit the Portfolio's IPO investments to issuers whose debt securities the Portfolio already owns, or issuers which the advisor has specially researched before the IPO. The Portfolio does not intend to invest more than 5% of its assets in IPOs and does not intend to buy them for the purpose of immediately selling (also known as flipping) the security after its public offering.


MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac.

Commercial mortgage-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.

OTHER INVESTMENT STRATEGIES AND RISKS


Real estate mortgage investment conduits (REMICs) are multi-class securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.


ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Portfolio to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.


ZERO COUPON BONDS
--------------------------------------------------------------------------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.


PIK BONDS
--------------------------------------------------------------------------------
The Portfolio may invest in payable-in-kind bonds (PIK bonds) which are bonds that pay interest in the form of additional securities. These bonds are subject to greater price volatility than bonds that pay cash interest on a current basis.


ILLIQUID INVESTMENTS
--------------------------------------------------------------------------------
The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

OTHER INVESTMENT STRATEGIES AND RISKS


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains.


INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund and Portfolio may lend money to borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the Statement of Additional Information.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Portfolio's normal investment activities. During such times, the Portfolio may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Because Class A shares have not commenced operations, the Fund's Class S shares, the Fund's existing class is shown. Information is shown from the Fund's commencement of operations. The Fund's fiscal year runs from July 1 to June 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND

                                                        (Unaudited)
                                                      Six months ended                            Period ended
                                                         December 31,     Years ended June 30,       June 30,
                                                            1999           1999        1998          1997(c)

                                                           Class S        Class S     Class S        Class S
Net asset value--
Beginning of period($)                                      10.15          11.00       10.54          10.00
--------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS($):

Net investment income                                        0.77           0.85        0.85           0.52
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments allocated from SR&F High Yield
Portfolio                                                   (0.54)         (0.53)       0.61           0.54
--------------------------------------------------------------------------------------------------------------
Total from Investment Operations                             0.23           0.32        1.46           1.06
==============================================================================================================
DISTRIBUTIONS($):
Net investment income                                       (0.52)         (0.85)      (0.85)         (0.52)
--------------------------------------------------------------------------------------------------------------
Net realized gains                                            ---          (0.32)      (0.15)           ---
--------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.52)         (1.17)      (1.00)         (0.52)
--------------------------------------------------------------------------------------------------------------
Net asset value--
End of period($)                                             9.86          10.15       11.00          10.54
--------------------------------------------------------------------------------------------------------------
Total return(%)(b)                                           2.35(e)        3.50       14.38          10.88(e)
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA(%):
Ratio of net expenses to average net assets(a)               1.00(d)         1.00       1.00           1.00(d)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets(b)                                    10.96(d)        8.23        7.79           8.05(d)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover(%)(f)                                       78            296         426            168
--------------------------------------------------------------------------------------------------------------
Net assets at end of period(000)($)                        37,502         32,766      41,471         13,482


(a) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the advisor, this ratio would have been 1.23% for the six months ended December 31, 1999, 1.22% for the year ended June 30, 1999, 1.32% for the year ended June 30, 1998, and 2.29% for the period ended June 30, 1997.

(b)  Computed giving effect to the advisor's expenses limitation undertaking.

(c)  From commencement of operations on November 1, 1996.

(d)  Annualized.

(e)  Not annualized.

(f)  This represents the turnover for the Portfolio.

NOTES

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NOTES

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FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Income Trust: 811-4552
- Stein Roe High Yield Fund

--------------------------------------------------------------------------------
                     [LIBERTY FUNDS LOGO]
715-01/303C-0700     Liberty Funds Distributor, Inc. (c)2000
                     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                     www.libertyfunds.com

LIBERTY INCOME BOND FUND CLASS A  Prospectus, August 1, 2000
--------------------------------------------------------------------------------



Advised by Stein Roe & Farnham Incorporated



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



------------------------------
Not FDIC    May Lose Value
            ------------------
Insured     No Bank Guarantee
------------------------------




TABLE OF CONTENTS
THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goals ...........................................................   2

Principal Investment Strategies ............................................   2

Principal Investment Risks .................................................   3

Performance History ........................................................   5

Your Expenses ..............................................................   6

YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------

How to Buy Shares ..........................................................   7

Sales Charges ..............................................................   8

How to Exchange Shares .....................................................   9

How to Sell Shares .........................................................   9

Fund Policy on Trading of Fund Shares ......................................  11

Distribution and Service Fees ..............................................  11

Other Information About Your Account .......................................  12

MANAGING THE FUND                                                             14
--------------------------------------------------------------------------------

Investment Advisor .........................................................  14

Portfolio Manager ..........................................................  14

OTHER INVESTMENT
STRATEGIES AND RISKS .......................................................  15
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS .......................................................  18
--------------------------------------------------------------------------------

THE FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks its total return by investing for a high level of current income and, to a lesser extent, capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests all of its assets in SR&F Income Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. The Portfolio invests primarily in:

     - debt securities issued by the U.S. government; these include U.S. Treasury securities and agency securities; agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages,

     -    debt securities of U.S. corporations,

     - mortgage-backed securities and asset-backed securities issued by private (non-governmental) entities, and

     - dollar-denominated debt securities issued by foreign governments and corporations.

At least 60% of total assets are medium- or higher-quality securities rated at the time of purchase:

     -    at least BBB by Standard & Poor's,

     -    at least Baa by Moody's Investors Service, Inc., or

     - with a comparable rating by another nationally recognized rating agency.

The Portfolio may invest up to 40% of its total assets in lower-rated or unrated debt securities. These securities are sometimes referred to as "junk bonds" and are rated at the time of purchase:

     -    below BBB by Standard & Poor's,

     -    below Baa by Moody's Investors Service, Inc., or

     - with a comparable rating by another nationally recognized rating agency.

The Portfolio seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Portfolio may seek capital appreciation by using hedging techniques such as futures and options.

The portfolio manager has wide flexibility to vary the allocation among different types of debt securities based on his judgment of which types of securities will outperform the others. In determining whether to buy or sell securities, the portfolio manager evaluates relative values of the various types of securities in which the Portfolio can invest (e.g., the relative value of corporate debt securities versus mortgage-backed securities under prevailing market conditions), relative values of various rating categories (e.g., relative values of higher-rated securities versus lower-rated securities under prevailing market conditions), and individual issuer characteristics. The portfolio manager may be required to sell portfolio investments to fund redemptions.

THE FUND



Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."



PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principle and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principle and interest payment obligations.

THE FUND


Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. (See "Tax Consequences.")


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND



UNDERSTANDING PERFORMANCE

Calendar year total returns shows the Fund's Class S share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS is a measure of the Fund's Class S share performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Lehman Brothers Intermediate Corporate Bond Index (Lehman Index), an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The Fund did not have separate classes of shares prior to August 1, 2000; on that date, the Fund's outstanding shares were reclassified as Class S shares. The performance table following the bar chart shows how the Fund's average annual returns for Class S shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR YEAR TOTAL RETURNS (CLASS S)(1)



[BAR GRAPH OMITTED]

1990       1991       1992       1993      1994       1995       1996       1997     1998    1999
6.08%      17.18%     9.11%      13.38%    -3.83%     19.74%     4.82%      9.58%    4.00%   1.23%

The Fund's year-to-date total return through June 30, 2000 was +3.56%.

For period shown in bar chart:

Best quarter: 2nd quarter 1995, +6.52%

Worst quarter: 1st quarter 1994, -3.18%



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999(1)


                                1 YEAR         5 YEARS       10 YEARS
Class S (%)                      1.23           7.69           7.91
------------------------------------------------------------------------
Lehman Index (%)                 0.16           7.77           7.89




(1) Because the Class A shares have not completed a full calendar year the bar chart and average annual total returns shown are for Class S shares, the oldest existing Fund class.

THE FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                         CLASS A
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                    4.75
----------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                              1.00(3)
----------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                           (4)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                         CLASS A
Management fee  (%)                                                        0.60
----------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                  0.35(5)
----------------------------------------------------------------------------------
Other expenses (%)                                                         0.24(6)
----------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                   1.19


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

 CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class A                                   $591        $835       $1,098      $1,850


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.25% and the total annual fund operating expenses for Class A shares would be 1.09%. This arrangement may be terminated by the distributor at any time.

(6)  Other expenses are based on the Fund's Class S shares.

YOUR ACCOUNT


INVESTMENT MINIMUMS

Initial Investment ..........................................             $1,000
Subsequent Investments ......................................                $50
Automatic Investment Plan* ..................................                $50
Retirement Plans* ...........................................                $25

* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. The Fund also offers Class S shares through a separate prospectus.



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

 METHOD               INSTRUCTIONS
 Through your         Your financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf.  Your financial advisor may charge you fees for executing the purchase for you.
----------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, SteinRoe Services,
                      Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                      MA 02105-1722.
----------------------------------------------------------------------------------------
 By check For existing  accounts,  fill out and return the additional  (existing account) investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to SteinRoe
                      Services, Inc., c/o Liberty Funds Services, Inc., P.O. Box
                      1722, Boston, MA 02105-1722.
----------------------------------------------------------------------------------------
 By                   exchange You or your financial  advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an  additional  charge if  exchanging  from a money market fund. To exchange by telephone, call 1-800-422-3737.
----------------------------------------------------------------------------------------
 By                   wire You may  purchase  shares by wiring  money  from your bank account to your fund  account.  To wire funds to your fund  account,  call  1-800-422-3737  to  obtain a control number and the wiring instructions.
----------------------------------------------------------------------------------------
 By electronic  You may purchase  shares by  electronically  transferring  money funds transfer from your bank account to your fund account by calling
                      1-800-422-3737.  Electronic funds transfers may take up to two  business  days to settle and be  considered  in "good form."  You  must  set  up  this  feature  prior  to  your telephone  request.  Be sure to complete  the  appropriate section of the application.
----------------------------------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account.  You can select a pre-authorized  amount  to be sent  via  electronic  funds transfer.  Be sure to complete the appropriate  section of the application for this feature.
----------------------------------------------------------------------------------------
 By dividend          You may automatically invest dividends distributed by one fund
 diversification      into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.

YOUR ACCOUNT


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES

                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               4.75           4.99          4.25
---------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          4.00
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          3.00
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
---------------------------------------------------------------------------------------
$1,000,000 or more(7)                           0.00           0.00          0.00
---------------------------------------------------------------------------------------

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:



PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00
---------------------------------------------------------------------------------------
Next $2 million                                                0.50
---------------------------------------------------------------------------------------
Over $5 million                                                0.25(8)


(7) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1.00% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase causes the value of the accounts to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.

(8) Paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT



UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES



Certain investments in Class A shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those shares you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

YOUR ACCOUNT



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.




OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

 METHOD               INSTRUCTIONS
 Through  your You may call your  financial  advisor to place  your sell  order.
 financial advisor To receive the current trading day's price, your financial advisor firm must receive your request  prior to the close of the NYSE, usually 4:00 p.m. Eastern time.
 --------------------------------------------------------------------------------------
 By                   exchange You or your financial  advisor may sell shares by exchanging  from the Fund  into  the same  share  class of another  fund  at  no  additional  cost.  To  exchange  by telephone, call 1-800-422-3737.
 --------------------------------------------------------------------------------------
 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
 --------------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to SteinRoe Services, Inc., c/o
                      Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
 --------------------------------------------------------------------------------------
 By                   wire You may sell shares and request  that the proceeds be wired to your bank.  You must set up this feature prior to
                      your   telephone   request.   Be  sure  to  complete   the
                      appropriate  section of the account  application  for this feature.
 --------------------------------------------------------------------------------------
 By systematic        You may automatically sell a specified dollar amount or
 withdrawal plan      percentage on a monthly, quarterly or semi-annually basis if your  account  balance  is at  least  $5,000  and have the proceeds sent to you. This feature is not available if you hold your shares in certificate  form. Be sure to complete the  appropriate  section of the account  application  for this feature.
 --------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this  feature  prior  to your  request.  Be sure to
                      complete   the   appropriate   section   of  the   account
                      application for this feature.

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------


The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A shares. The annual distribution fee may equal up to 0.10% for Class A shares. Distribution and service fees are paid out of the assets of the class. The distributor has voluntarily agreed to waive the Class A share distribution fee. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS

 Dividend Represents interest and dividends earned from securities held by the Portfolio.
 -------------------------------------------------------------------------------
 Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains(9)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)(9):

-    send the check to your address of record

-    send the check to a third party address

-    transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.


(9) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

MANAGING THE FUNDS


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the 1999 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.60% of average daily net assets of the Fund.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

STEPHEN F. LOCKMAN has been manager of the Portfolio since 1997. He was portfolio manager of Income Fund from 1997 to January, 1988, associate manager of Income Fund from 1995 to 1997, and associate manager of High Yield Portfolio from November, 1996 to February, 1997. Mr. Lockman was a senior research analyst for Stein Roe's fixed income department from 1994, when he joined SteinRoe, to 1997. He served as portfolio manager for the Illinois State Board of Investment from 1987 to 1994. A chartered financial analyst, Mr. Lockman earned a bachelor's degree from the University of Illinois and a master's degree from DePaul University.

OTHER INVESTMENT STRATEGIES AND RISKS


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Portfolio may make and the risks associated with them. In seeking to achieve its investment goals, the Portfolio may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------

When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.


ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Portfolio to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.


MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------

Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac.

OTHER INVESTMENT STRATEGIES AND RISKS


Commercial mortgage-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.

Real estate mortgage investment conduits (REMICs) are multi-class securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.


ILLIQUID INVESTMENTS
--------------------------------------------------------------------------------

The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.


INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------

The Fund and Portfolio may lend money to borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the Statement of Additional Information.

OTHER INVESTMENT STRATEGIES AND RISKS


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Portfolio's normal investment activities. During such times, the Portfolio may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Because Class A shares have not commenced operations, the Fund's Class S shares, the Fund's existing class is shown. Information is shown for the Fund's last five fiscal years, which run from July 1 to June 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. Information for period ending December 31, 1999 is unaudited. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                                  (Unaudited)
                                                               Six months ended                 Years ended June 30,
                                                                 December 31,
-------------------------------------------------
                                                                     1999          1999      1998      1997
1996      1995
                                                                    Class S      Class S    Class S   Class S
Class S   Class S
  Net asset value--
  Beginning of period ($)                                           9.41          10.03       9.88     9.63
9.79       9.36

----------------------------------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                             0.34           0.67       0.69     0.70
0.71       0.71

----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                                            (0.22)         (0.62)      0.15     0.25
(0.16)      0.43

----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                  0.12           0.05       0.84     0.95
0.55       1.14

==================================================================================================================================
  DISTRIBUTIONS ($):
  Net investment income                                            (0.34)         (0.67)     (0.69)   (0.70)
(0.71)     (0.71)

----------------------------------------------------------------------------------------------------------------------------------
  Net asset value--
  End of period ($)                                                 9.19           9.41      10.03     9.88
9.63       9.79

----------------------------------------------------------------------------------------------------------------------------------
  Total return (%)(a)                                               1.32 (e)       0.52       8.72    10.34 (c)
5.70 (c)  12.79 (c)

==================================================================================================================================
  RATIOS/SUPPLEMENTAL DATA (%):

  Ratio of net expenses
  to average net assets(a)                                          0.87 (b)       0.84      0.83     0.84
0.82       0.82

----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income
  to average net assets                                             7.37 (b)       6.91      6.89     7.26 (c)  7.26
(c)   7.55 (c)

----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover (%)(f)                                         1.32 (e)       0.52 (f)  59 (d)    138
135        64

----------------------------------------------------------------------------------------------------------------------------------
  Net assets at end of period(000) ($)                             249,766       294,640    448,403   375,272
309,564   174,327

(a) If the Fund had paid all of its expenses and there had been no reimbursement by the advisor this ratio would have been 0.85%, 0.88% and 0.85% for the years ended June 30, 1997, 1996 and 1995, respectively.

(b)  Annualized.

(c)  Computed giving effect to the Advisor's expense limitation undertaking.

(d)  Prior to the commencement of operations of the Portfolio.

(e)  Not annualized.

(f) For fiscal years from 1995 to 1998, this represents the portfolio turnover prior to commencement of operations of the Portfolio. For the period from the commencement of operations of the Portfolio, February 2, 1998 to June 30, 1999, the portfolio turnover for the Portfolio was 77%. For fiscal year 1999 and the six months ended December 31, 1999, this represents the portfolio turnover for the Portfolio.

NOTES

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Income Trust: 811-4552

-    Stein Roe Income Fund

                              [LIBERTY FUNDS LOGO]

                    Liberty Funds Distributor, Inc. (c)2000
          One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                              www.libertyfunds.com

751-01/294C-0700

LIBERTY INTERMEDIATE BOND FUND CLASS A  PROSPECTUS, AUGUST 1, 2000


Advised by Stein Roe & Farnham Incorporated


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

---------------------------------
| Not FDIC  |   May Lose Value  |
              ------------------|
| Insured   |  No Bank Guarantee|
---------------------------------

----------------------------------------------
TABLE OF CONTENTS
THE FUND                                     2
--------
Investment Goals ........................    2

Principal Investment Strategies .........    2

Principal Investment Risks ..............    3

Performance History .....................    5

Your Expenses ...........................    6


YOUR ACCOUNT                                 7
------------
How to Buy Shares .......................    7

Sales Charges ...........................    8

How to Exchange Shares ..................    9

How to Sell Shares ......................    9

Fund Policy on Trading of Fund Shares ...   11

Distribution and Service Fees ...........   11

Other Information About Your Account ....   12


MANAGING THE FUND                           14
-----------------
Investment Advisor ......................   14

Portfolio Manager .......................   14


OTHER INVESTMENT
STRATEGIES AND RISKS                        15
--------------------


FINANCIAL HIGHLIGHTS                        18
--------------------

THE FUND

INVESTMENT GOALS
----------------
The Fund seeks its total return by pursuing current income and opportunities for capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------
The Fund invests all of its assets in SR&F Intermediate Bond Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. The Portfolio invests primarily in:

    - debt securities issued by the U.S. government; these include U.S. Treasury securities and agency securities; agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages,

    -    debt securities of U.S. corporations, and

    - mortgage-backed securities and asset-backed securities issued by private (non-governmental) entities.

The Portfolio will invest at least 60% of total assets in high-quality debt securities rated at the time of purchase:

    -    at least A by Standard & Poor's,

    -    at least A by Moody's Investors Service, Inc., or

    -    with a comparable rating by another nationally recognized agency.

The Portfolio may invest up to 40% of its total assets in securities rated at the time of purchase:

    -    BBB and below by Standard & Poor's,

    -    Baa and below by Moody's Investors Service, Inc., or

    - With a comparable rating by another nationally recognized rating agency.

The Portfolio may invest up to 20% of its total assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are rated at the time of purchase:

    -    below BBB by Standard & Poor's,

    -    below Baa by Moody's Investors Service, Inc., or

    - with a comparable rating by another nationally recognized rating agency.

Normally, the Portfolio expects to maintain a dollar-weighted average effective maturity of three to ten years.

The Portfolio seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Portfolio may seek capital appreciation by using hedging techniques such as futures and options.

To a limited extent, the Portfolio may invest in foreign securities.

THE FUND

The portfolio manager has wide flexibility to vary the allocation among different types of debt securities based on his judgment of which types of securities will outperform the others. In determining whether to buy or sell securities, the portfolio manager evaluates relative values of the various types of securities in which the Portfolio can invest (e.g., the relative value of corporate debt securities versus mortgage-backed securities under prevailing market conditions), relative values of various rating categories (e.g., relative values of higher-rated securities versus lower-rated securities under prevailing market conditions), and individual issuer characteristics. The portfolio manager may be required to sell portfolio investments to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

THE FUND

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. (See "Tax Consequences.")


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS shows the Fund's Class S share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS is a measure of the Fund's Class S share performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Lehman Brothers Intermediate Government/Corporate Bond Index (Lehman Index), an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY
-------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The Fund did not have separate classes of shares prior to August 1, 2000; on that date, the Fund's outstanding shares were reclassified as Class S shares. The performance table following the bar chart shows how the Fund's average annual returns for Class S shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.




  CALENDAR YEAR TOTAL RETURNS (CLASS S)(1)

[BAR GRAPH OMITTED]

1990      1991      1992      1993      1994      1995      1996      1997      1998      1999
----      ----      ----      ----      ----      ----      ----      ----      ----      ----
7.09%     15.10%    7.69%     9.17%     (2.55)%   16.84%    4.52%     9.29%     6.42%     1.27%


The Fund's year-to-date total return through June 30, 2000 was +3.59%.

For period shown in bar chart:
Best quarter: 2nd quarter 1998, +5.24%
Worst quarter: 1st quarter 1994, -2.19%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999(1)

                                              1 YEAR         5 YEARS       10 YEARS
              Class S (%)                      1.27           7.54           7.34
              ----------------------------- -------------- -------------- -------------
              Lehman Index (%)                 0.49           6.93           7.10


(1) Because the Class A shares have not completed a full calendar year the bar chart and average annual total returns shown are for Class S shares, the oldest existing Fund class.

THE FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same

- Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
-------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                     CLASS A
Maximum sales charge (load) on purchases(%)
(as a percentage of the offering price)                4.75
--------------------------------------------------- -----------
Maximum deferred sales charge (load) on
redemptions(%) (as a percentage of the
lesser of purchase price or redemption price)         1.00(3)
--------------------------------------------------- -----------
Redemption fee(%) (as a percentage of
amount redeemed, if applicable)                        (4)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                     CLASS A
Management fee (%)                                     0.50
--------------------------------------------------- -----------
Distribution and service (12b-1) fees(%)              0.35(5)
--------------------------------------------------- -----------
Other expenses(%)                                     0.22(6)
--------------------------------------------------- -----------
Total annual fund operating expenses(%)                1.07

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

 CLASS             1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class A            $579        $799       $1,037      $1,719

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.25% and the total annual fund operating expenses for Class A shares would be 0.97%. This arrangement may be terminated by the distributor at any time.

(6)  Other expenses are based on the Fund's Class S shares.

YOUR ACCOUNT

INVESTMENT MINIMUMS

Initial Investment             $1,000
Subsequent Investments            $50
Automatic Investment Plan*        $50
Retirement Plans*                 $25

* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES
-----------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. The Fund also offers Class S shares through a separate prospectus.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD               INSTRUCTIONS
 Through your         Your financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf.  Your financial advisor may charge you fees for executing the purchase for you.
 -------------------- -----------------------------------------------------------------
 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, SteinRoe Services,
                      Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                      MA 02105-1722.
 -------------------- -----------------------------------------------------------------
 By check For existing  accounts,  fill out and return the additional  (existing account) investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to SteinRoe
                      Services, Inc., c/o Liberty Funds Services, Inc., P.O. Box
                      1722, Boston, MA 02105-1722.
 -------------------- -----------------------------------------------------------------
 By                   exchange You or your financial  advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an  additional  charge if  exchanging  from a money market fund. To exchange by telephone, call 1-800-422-3737.
 -------------------- -----------------------------------------------------------------
 By                   wire You may  purchase  shares by wiring  money  from your bank account to your fund  account.  To wire funds to your fund  account,  call  1-800-422-3737  to  obtain a control number and the wiring instructions.
 -------------------- -----------------------------------------------------------------
 By electronic  You may purchase  shares by  electronically  transferring  money funds transfer from your bank account to your fund account by calling
                      1-800-422-3737.  Electronic funds transfers may take up to two  business  days to settle and be  considered  in "good form."  You  must  set  up  this  feature  prior  to  your telephone  request.  Be sure to complete  the  appropriate section of the application.
 -------------------- -----------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account.  You can select a pre-authorized  amount  to be sent  via  electronic  funds transfer.  Be sure to complete the appropriate  section of the application for this feature.
 -------------------- -----------------------------------------------------------------
 By dividend          You may automatically invest dividends distributed by one fund
 diversification      into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.

YOUR ACCOUNT

SALES CHARGES
-------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               4.75           4.99          4.25
------------------------------------------- -------------- ------------- --------------
$50,000 to less than $100,000                   4.50           4.71          4.00
------------------------------------------- -------------- ------------- --------------
$100,000 to less than $250,000                  3.50           3.63          3.00
------------------------------------------- -------------- ------------- --------------
$250,000 to less than $500,000                  2.50           2.56          2.00
------------------------------------------- -------------- ------------- --------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
------------------------------------------- -------------- ------------- --------------
$1,000,000 or more(7)                           0.00           0.00          0.00

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:

PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00
-------------------------------------------- ------------------------------------------
Next $2 million                                                0.50
-------------------------------------------- ------------------------------------------
Over $5 million                                                0.25(8)

(7) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1.00% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase causes the value of the accounts to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.

(8) Paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those shares you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.




REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


HOW TO EXCHANGE SHARES
----------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

YOUR ACCOUNT


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


 METHOD               INSTRUCTIONS
 Through  your You may call your  financial  advisor to place  your sell  order.
 financial advisor To receive the current trading day's price, your financial advisor firm must receive your request  prior to the close of the NYSE, usually 4:00 p.m. Eastern time.
 -------------------- -----------------------------------------------------------------
 By                   exchange You or your financial  advisor may sell shares by exchanging  from the Fund  into  the same  share  class of another  fund  at  no  additional  cost.  To  exchange  by telephone, call 1-800-422-3737.
 -------------------- -----------------------------------------------------------------
 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
 -------------------- -----------------------------------------------------------------
 By mail              You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call
                      1-800-345-6611.
                      Mail your letter of instruction to SteinRoe Services, Inc., c/o
                      Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
 -------------------- -----------------------------------------------------------------
 By                   wire You may sell shares and request  that the proceeds be wired to your bank.  You must set up this feature prior to
                      your   telephone   request.   Be  sure  to  complete   the
                      appropriate  section of the account  application  for this feature.
 -------------------- -----------------------------------------------------------------
 By systematic        You may automatically sell a specified dollar amount or
 withdrawal plan      percentage on a monthly, quarterly or semi-annually basis if your  account  balance  is at  least  $5,000  and have the proceeds sent to you. This feature is not available if you hold your shares in certificate  form. Be sure to complete the  appropriate  section of the account  application  for this feature.
 -------------------- -----------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this  feature  prior  to your  request.  Be sure to
                      complete   the   appropriate   section   of  the   account
                      application for this feature.

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES
-----------------------------


The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A shares. The annual distribution fee may equal up to 0.10% for Class A shares. Distribution and service fees are paid out of the assets of the class. The distributor has voluntarily agreed to waive the Class A share distribution fee. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT
------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS


 Dividend             Represents  interest and dividends  earned from securities held by the Portfolio.
 -------------------- -----------------------------------------------------------------
 Capital              gains  Represents net long-term  capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS


 Reinvest all distributions in additional shares of your current fund
 -------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 -------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains(9)
 -------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options) (9):

-    send the check to your address of record

-    send the check to a third party address

-    transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

(9) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

MANAGING THE FUND


INVESTMENT ADVISOR
------------------
Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the 1999 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.50% of average daily net assets of the Fund.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER
-----------------
MICHAEL T. KENNEDY has been portfolio manager of the Portfolio since its inception in 1998 and had been portfolio manager of Intermediate Bond Fund from 1988 to January, 1998. He joined Stein Roe in 1987 and is a senior vice president. A chartered financial analyst and a chartered investment counselor, he received his B.S. degree from Marquette University and his M.M. degree from Northwestern University.

OTHER INVESTMENT STRATEGIES AND RISKS

UNDERSTANDING THE FUND'S
OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Portfolio may make and the risks associated with them. In seeking to achieve its investment goals, the Portfolio may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.


DERIVATIVE STRATEGIES
---------------------
The Portfolio may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund and the Portfolio may use these strategies to adjust their sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or the Portfolio.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
----------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.


ASSET-BACKED SECURITIES
-----------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Portfolio to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

OTHER INVESTMENT STRATEGIES AND RISKS


MORTGAGE-BACKED SECURITIES
--------------------------
Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac.

Commercial mortgage-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.

Real estate mortgage investment conduits (REMICs) are multi-class securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.


ZERO COUPON BONDS
-----------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.


ILLIQUID INVESTMENTS
--------------------
The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.


PORTFOLIO TURNOVER
------------------
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

OTHER INVESTMENT STRATEGIES AND RISKS

INTERFUND LENDING PROGRAM
-------------------------
The Fund and Portfolio may lend money to and borrow from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


MASTER/FEEDER STRUCTURE
-----------------------
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio.

If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the Statement of Additional Information.


TEMPORARY DEFENSIVE STRATEGIES
------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Portfolio's normal investment activities. During such times, the Portfolio may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Because Class A shares have not commenced operations, the Fund's Class S shares, the Fund's existing class is shown. Information is shown for the Fund's last five fiscal years, which run from July 1 to June 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

The Fund

(Unaudited)
                                                                      Six months
ended
                                                                 December 31,                   Years ending June 30,
                                                                     1999           1999      1998      1997
1996      1995
                                                                    Class S       Class S    Class S   Class S
Class S   Class S
  Net asset value--
  Beginning of period ($)                                            8.63           8.97      8.74      8.58
8.67      8.44

-------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                              0.30           0.56      0.58      0.60
0.59      0.58

-------------------------------------------------------------------
  Net gains realized and unrealized gain
  (loss) on investments and futures
  transactions                                                      (0.21)         (0.33)     0.23      0.17
(0.10)     0.23

-------------------------------------------------------------------
  Total from Investment Operations                                   0.09           0.23      0.81      0.77
0.49      0.81

===================================================================

  DISTRIBUTIONS ($):
  Net investment income                                             (0.30)         (0.57)    (0.58)    (0.61)
(0.58)    (0.58)

-------------------------------------------------------------------
  Net asset value--
  End of period ($)                                                  8.42           8.63      8.97      8.74
8.58      8.67

-------------------------------------------------------------------
  Total return (%)                                                 1.00 (e)         2.60      9.51      9.31(c)
5.76(c)  10.11(c)

===================================================================

  RATIOS/SUPPLEMENTAL DATA (%):
  Ratio of net expenses to
  average net assets (a)                                           0.73 (b)         0.72      0.72      0.73
0.70      0.70

-------------------------------------------------------------------
  Ratio of net investment income
  to average net assets                                            6.89 (b)         6.31      6.51      6.97(c)
6.79(c)   6.94 (c)

-------------------------------------------------------------------
  Portfolio turnover (%) (f)                                        188 (e)         253      138 (d)     210
202       162

-------------------------------------------------------------------
  Net assets at end of period (000) ($)                             401,036       431,123    437,456 328,784
298,112   301,733

(a) If the Fund had paid all of its expenses and there had been no reimbursement by the Stein Roe, this ratio would have been 0.75%, 0.75% and 0.71% for the years ended June 30, 1997, 1996 and 1995, respectively.

(b)  Annualized.

(c)  Computed giving effect to the Advisor's expense limitation undertaking.

(d)  Prior to the commencement of operations of the Portfolio.

(e)  Not annualized.

(f) For fiscal years from 1995 to 1998, this represents the portfolio turnover prior to commencement of operations of the Portfolio. For the period from the commencement of operations of the Portfolio, February 2, 1998 to June 30, 1999, the portfolio turnover for the Portfolio was 86%. For fiscal year 1999 and the six months ended December 31, 1999, this represents the portfolio turnover for the Portfolio.

NOTES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Income Trust: 811-4552
- Stein Roe Intermediate Bond Fund



                              [Liberty Funds Logo]


                     Liberty Funds Distributor, Inc. (C)2000
713-01/295C-0700     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                     www.libertyfunds.com


Statement of Additional Information Dated August 1, 2000

                      LIBERTY-STEIN ROE FUNDS INCOME TRUST

                     One Financial Center, Boston, MA 02111

                                  800-338-2550

                        Stein Roe Intermediate Bond Fund-

                     Liberty Intermediate Bond Fund Class A

                             Stein Roe Income Fund-

                        Liberty Income Bond Fund Class A

                           Stein Roe High Yield Fund-

                      Liberty High Yield Bond Fund Class A

                   (each a "Fund", collectively, the "Funds")

         This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with each Fund's prospectus dated August 1, 2000 and any supplements thereto ("Prospectuses"). Financial statements, which are contained in the Funds' June 30, 1999 Annual Report, and December 31, 1999 Semi-annual Report are incorporated by reference into this SAI. The Prospectuses and Annual Report and Semi-annual Report may be obtained at no charge by telephoning 800-338-2550.

                                TABLE OF CONTENTS

                                                                            Page

General Information and History.............................................2
Investment Policies.........................................................4
Portfolio Investments and Strategies........................................4
Investment Restrictions....................................................22
Additional Investment Considerations.......................................25
Management.................................................................26
Financial Statements.......................................................30
Principal Shareholders.....................................................31
Investment Advisory and Other Services.....................................31
Distributor................................................................33
Transfer Agent.............................................................35
Purchases and Redemptions..................................................35
Custodian..................................................................46
Independent Auditors.......................................................47
Portfolio Transactions.....................................................47
Additional Income Tax Considerations.......................................52
Investment Performance.....................................................53
Master Fund/Feeder Fund: Structure and Risk Factors........................59
Appendix--Ratings..........................................................62

                                      GENERAL INFORMATION AND HISTORY

 .........Stein Roe Intermediate Bond Fund ("Intermediate Bond Fund"),  Stein Roe
Income Fund ("Income Fund") and Stein Roe High Yield Fund ("High Yield Fund") are separate series of Liberty-Stein Roe Funds Income Trust (the "Trust"). On November 1, 1995, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed from "Stein Roe Municipal Trust" to "Liberty-Stein Roe Funds Income Trust" on October 18, 1999.

 .........Each  Fund  offers  two  classes of  shares--Classes  A and S. Prior to
August 1, 2000, each Fund had a single class of shares. On July 28, 2000, the outstanding shares of each Fund were converted into Class S, On August 1, 2000, each Fund commenced offering Class A shares. This SAI describes Class A shares of the Funds. A separate SAI relates to Class S.

 .........The  Trust  is  a  Massachusetts  business  trust  organized  under  an
Agreement and Declaration of Trust ("Declaration of Trust") dated January 3, 1986 which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with one or more classes, as the Board may authorize. Currently, 4 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

 .........Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

 .........Each  share of a series (or class  thereof) is entitled to  participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series (or class thereof) have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

Special Considerations Regarding Master Fund/Feeder Fund Structure

 .........Rather than invest in securities  directly,  each Fund seeks to achieve its objective by pooling its assets with those of other investment companies for investment in another mutual fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Each Fund invests all of its assets in a separate master fund that is a series of SR&F Base Trust, as follows:


                                                                                                 Master/Feeder Status

       Feeder Fund                                     Master Fund                                    Established
       -----------                                     -----------                                    -----------
Intermediate Bond Fund      SR&F Intermediate Bond Portfolio ("Intermediate Bond Portfolio")    Feb. 2, 1998
Income Fund                 SR&F Income Portfolio ("Income Portfolio")                          Feb. 2, 1998
High Yield Fund             SR&F High Yield Portfolio ("High Yield Portfolio")                  Nov. 1, 1996

The master funds are referred to collectively as the "Portfolios." For more information, please refer to Master Fund/Feeder Fund:Structure and Risk Factors.

         Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Funds and Portfolios and provides investment management services to each Portfolio.

                               INVESTMENT POLICIES

         The Trust and SR&F Base Trust are open-end management investment companies. The Funds and the Portfolios are diversified, as that term is defined in the Investment Company Act of 1940.

         The investment objectives and policies of each Fund are described in the Prospectus under The Fund. In pursuing its objective, a Portfolio may also employ the investment techniques described under Portfolio Investments and Strategies in this SAI. The investment objective is a nonfundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."1

                      PORTFOLIO INVESTMENTS AND STRATEGIES

Derivatives

         Consistent with its objective, each Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, and other instruments the value of which is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency ("Derivatives").

         Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

         The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

         High Yield Portfolio does not currently intend to invest more than 5% of its net assets in any type of Derivative except options, futures contracts, and futures options. Income Portfolio does not currently intend to invest, nor has it during its past fiscal year invested, more than 5% of its net assets in any type of Derivative except options, futures contracts, and futures options. The Portfolios do not currently intend to invest, nor during the past fiscal year invested, more than 5% of net assets in any type of Derivative except options, futures contracts, futures options and obligations collateralized by either mortgages or other assets. (See Mortgage and Other Asset-Backed Securities, Variable and Floating Rate Instruments, and Options and Futures below.)

Medium- and Lower-Quality Debt Securities

         Each Portfolio may invest in medium- and lower-quality debt securities. Medium-quality debt securities, although considered investment grade, have some speculative characteristics. Lower-quality securities, commonly referred to as "junk bonds," are those rated below the fourth highest rating category or bond of comparable quality.

         Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. A Portfolio seeks to reduce investment risk through diversification, credit analysis, and evaluation of developments in both the economy and financial markets.

         An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

         Lower-quality debt securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The lowest rating assigned by Moody's is for bonds that can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Achievement of the investment objective will be more dependent on Stein Roe's credit analysis than would be the case if a Portfolio were investing in higher-quality debt securities. Since the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, Stein Roe employs its own credit research and analysis, from which it has developed a proprietary credit rating system based upon comparative credit analyses of issuers within the same industry. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

         Medium- and lower-quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Portfolio may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

Mortgage and Other Asset-Backed Securities

         Each Portfolio may invest in securities secured by mortgages or other assets such as automobile or home improvement loans and credit card receivables. These instruments may be issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or by private entities such as commercial, mortgage and investment banks and financial companies or financial subsidiaries of industrial companies.

         Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") which represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social and market factors. If mortgages are prepaid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates. The Portfolios tend to invest in CMOs of classes known as planned amortization classes ("PACs") which have prepayment protection features tending to make them less susceptible to price volatility.

         Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans which finance payments on the securities themselves. Therefore, greater emphasis is placed on the credit quality of the security issuer and the guarantor, if any.

REMICs

         Each Portfolio may invest in real estate mortgage investment conduits ("REMICs"). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA-, FHLMC- or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution and principal and interest by FNMA.

Variable and Floating Rate Instruments

         Each Portfolio may invest in floating rate instruments which provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%. Neither Income Portfolio nor High Yield Portfolio intends to invest more than 5% of its net assets in floating rate instruments. Intermediate Bond Portfolio does not intend to invest more than 10% of its net assets in floating rate instruments.

Lending of Portfolio Securities

         Subject to restriction (7) under Investment Restrictions, each Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and
(c) expenses of enforcing its rights.

         No Portfolio has loaned portfolio securities during its last fiscal year, nor does it intend to loan more than 5% of its net assets.

Repurchase Agreements

         Each Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Portfolio could experience both losses and delays in liquidating its collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements; Standby Commitments

       Each Portfolio may purchase instruments on a when-issued or delayed-delivery basis. Although the payment terms are established at the time it enters into the commitment, the instruments may be delivered and paid for some time after the date of purchase, when their value may have changed and the yields available in the market may be greater. They will make such commitments only with the intention of actually acquiring the instruments, but may sell them before settlement date if it is deemed advisable for investment reasons. Securities purchased in this manner involve risk of loss if the value of the security purchased declines before settlement date.

         Securities purchased by a Portfolio on a when-issued or delayed-delivery basis are sometimes done on a "dollar roll" basis. Dollar roll transactions consist of the sale of securities with a commitment to purchase similar but not identical securities, generally at a lower price at a future date. A dollar roll may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Portfolio to buy a security. A dollar roll transaction involves the following risks: if the broker-dealer to whom a Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security which a Portfolio is required to repurchase may be worth less than a security which the Portfolio originally held; and the return earned by a Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

         Each Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Portfolio is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

         A standby commitment is a delayed-delivery agreement in which the Portfolio binds itself to accept delivery of and to pay for an instrument within a specified period at the option of the other party to the agreement. Standby commitment agreements create an additional risk because the other party to the standby agreement generally will not be obligated to deliver the security, but the Portfolio will be obligated to accept it if delivered. Depending on market conditions, the Portfolio may receive a commitment fee for assuming this obligation. If prevailing market interest rates increase during the period between the date of the agreement and the settlement date, the other party can be expected to deliver the security and, in effect, pass any decline in value to the Portfolio. If the value of the security increases after the agreement is made, however, the other party is unlikely to deliver the security. In other words, a decrease in the value of the securities to be purchased under the terms of a standby commitment agreement will likely result in the delivery of the security, and, therefore, such decrease will be reflected in the net asset value. However, any increase in the value of the securities to be purchased will likely result in the non-delivery of the security and, therefore, such increase will not affect the net asset value unless and until the Portfolio actually obtains the security.

         At the time a Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement or standby commitment, liquid assets (cash, U.S. Government or other "high grade" debt obligations) of the Portfolio having a value at least as great as the purchase price of the securities to be purchased is segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales Against the Box

         Each Portfolio may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. A Portfolio may make short sales of securities only if at all times when a short position is open the Portfolio owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

         In a short sale against the box, a Portfolio does not deliver from its portfolio the securities sold. Instead, the Portfolio borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Portfolio, to the purchaser of such securities. The Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Portfolio must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. A Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. A Portfolio may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

         Short sales may protect a Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the conversion premium.

         Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Portfolio replaces the borrowed security, the Portfolio will incur a loss and if the price declines during this period, it will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Portfolio may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Portfolio is able to enter into short sales. There is no limitation on the amount of a Portfolio's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. No Portfolio currently expects that more than 5% of its total assets would be involved in short sales against the box.

Line of Credit

         Subject to restriction (8) under Investment Restrictions, each Fund and Portfolio may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Interfund Borrowing and Lending Program

         Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may lend money to and borrow money from other mutual funds advised by Stein Roe. A Portfolio will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

PIK and Zero Coupon Bonds

         The Intermediate Bond Portfolio and the High Yield Portfolio may invest in zero coupon bonds. The High Yield Portfolio may also invest in bonds the interest on which is payable in kind ("PIK bonds"). A zero coupon bond is a bond that does not pay interest for its entire life. A PIK bond pays interest in the form of additional securities. The market prices of both zero coupon and PIK bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically and in cash. In addition, because a Portfolio accrues income with respect to these securities prior to the receipt of such interest in cash, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences. High Yield Portfolio may invest up to 20% of its total assets in PIK and zero coupon bonds.

Rated Securities

         For a description of the ratings applied by Moody's and S&P (two of the approved NRSROs) to debt securities, please refer to the Appendix. The rated debt securities for a Portfolio include securities given a rating conditionally by Moody's or provisionally by S&P. If the rating of a security held by a Portfolio is withdrawn or reduced, the Portfolio is not required to sell the security, but Stein Roe will consider such fact in determining whether that Portfolio should continue to hold the security. To the extent that the ratings accorded by a NRSRO for debt securities may change as a result of changes in such organizations, or changes in their rating systems, each Portfolio will attempt to use comparable ratings as standards for its investments in debt securities in accordance with its investment policies.

Foreign Securities

         Each Portfolio may invest up to 25% of total assets (taken at market value at the time of investment) in securities of foreign issuers that are not publicly traded in the United States ("foreign securities"). For purposes of these limits, foreign securities do not include securities represented by American Depositary Receipts ("ADRs"), securities denominated in U.S. dollars, or securities guaranteed by U.S. persons. Investment in foreign securities may involve a greater degree of risk (including risks relating to exchange fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers.

         The Portfolios may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depositary and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depositary and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. No Portfolio expects to invest as much as 5% of its total assets in unsponsored ADRs.

         With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

         Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities.
These  considerations  include:   fluctuations  in  exchange  rates  of  foreign
currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

         Although the Portfolios will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

         Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

         The Portfolios' foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under Synthetic Foreign Positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Portfolio to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio. No Portfolio may engage in "speculative" currency exchange transactions.

         At the maturity of a forward contract to deliver a particular currency, a Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency it is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Portfolio is obligated to deliver.

         If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive a Portfolio of unrealized profits or force the Portfolio to cover its commitments for purchase or sale of currency, if any, at the current market price.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

         Synthetic Foreign Positions. The Portfolios may invest in debt instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Portfolio may construct a synthetic foreign position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

         The Portfolios may also construct a synthetic foreign position by entering into a swap arrangement. A swap is a contractual agreement between two parties to exchange cash flows--at the time of the swap agreement and again at maturity, and, with some swaps, at various intervals through the period of the agreement. The use of swaps to construct a synthetic foreign position would generally entail the swap of interest rates and currencies. A currency swap is a contractual arrangement between two parties to exchange principal amounts in different currencies at a predetermined foreign exchange rate. An interest rate swap is a contractual agreement between two parties to exchange interest payments on identical principal amounts. An interest rate swap may be between a floating and a fixed rate instrument, a domestic and a foreign instrument, or any other type of cash flow exchange. A currency swap generally has the same risk characteristics as a forward currency contract, and all types of swaps have counter-party risk. Depending on the facts and circumstances, swaps may be considered illiquid. Illiquid securities usually have greater investment risk and are subject to greater price volatility. The net amount of the excess, if any, of a Portfolio's obligations over which it is entitled to receive with respect to an interest rate or currency swap will be accrued daily and liquid assets (cash, U.S. Government securities, or other "high grade" debt obligations) of the Portfolio having a value at least equal to such accrued excess will be segregated on the books of the Portfolio and held by the Custodian for the duration of the swap.

         The Portfolios may also construct a synthetic foreign position by purchasing an instrument whose return is tied to the return of the desired foreign position. An investment in these "principal exchange rate linked securities" (often called PERLS) can produce a similar return to a direct investment in a foreign security.

Rule 144A Securities

         Each Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as the Portfolios, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Portfolio expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.

Portfolio Turnover

         For information on the Funds' portfolio turnover rates, see Financial Highlights in their Prospectus. The portfolio turnover rates of the Funds and Portfolios have been greater than 100% in recent fiscal years because of increased volatility in the financial markets and Stein Roe's techniques for reacting to changes in the markets to shift exposures to certain sectors and to capture gains. The turnover rate in the future may vary greatly from year to year, and when portfolio changes are deemed appropriate due to market or other conditions, such turnover rate may be greater than might otherwise be anticipated.  A  high  rate  of  portfolio  turnover  may  result  in  increased transaction expenses and the realization of capital gains or losses. Distributions of any net realized gains are subject to federal income tax.

Options on Securities and Indexes

         Each Portfolio may purchase and may sell both put options and call options on debt or other securities or indexes in standardized contracts traded on national securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq, and agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

         An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on an individual security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

         A Portfolio will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

         If an option written by a Portfolio expires, it realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires, it realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

         A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, it will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         A put or call option purchased by a Portfolio is an asset of the Portfolio, valued initially at the premium paid for the option. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

         Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities markets and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option, a Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

         If trading were suspended in an option purchased by a Portfolio, it would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts

         Each Portfolio may use interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index2 at a specified price and time. A public market exists in futures contracts covering a number of indexes as well as the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; and foreign currencies. It is expected that other futures contracts will be developed and traded.

         The Portfolios may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of security prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Portfolio's securities or the price of the securities that the Portfolio intends to purchase. Although other techniques could be used to reduce that Portfolio's exposure to security price, interest rate and currency fluctuations, the Portfolio may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         A Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

         The success of any futures transaction depends on accurate predictions of changes in the level and direction of security prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

         When a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. A Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Portfolio does not represent a borrowing or loan by a Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous trading day. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

         A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

         Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, it realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, it realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures

         There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and debt securities, including technical influences in futures trading and futures options and differences between the financial instruments and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or a futures option position. The Portfolio would be exposed to possible loss on the position during the interval of inability to close and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

         If other options, futures contracts, or futures options of types other than those described herein are traded in the future, each Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Portfolio's investment objective.

         A Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Portfolio plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"3 would exceed 5% of the Portfolio's total assets.

         When purchasing a futures contract or writing a put on a futures contract, a Portfolio must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash or other liquid assets (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Portfolio.

         A Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

         In order to comply with Commodity Futures Trading Commission Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," each Bond Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%).

Taxation of Options and Futures

         If a Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased
(call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Portfolio, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

         If a call or put option written by a Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security
(call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Portfolio, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

         Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

         A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Portfolio delivers securities under a futures contract, the Portfolio also realizes a capital gain or loss on those securities.

         For federal income tax purposes, a Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on options, futures and futures options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Portfolio: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

         In order to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies or other income (including but not limited to gains from options, futures, and forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

         Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised of the nature of the payments.

         The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS

         Each  Fund  and  Portfolio  operate  under  the  following   investment
restrictions. A Fund or Portfolio may not:

         (1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to (i) repurchase agreements, or
(ii) securities of issuers in the financial services industry, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (2) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to U.S. Government Securities or repurchase agreements for such securities and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (3) invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

         (5) purchase or sell commodities or commodities contracts or oil, gas or mineral programs, except that it may enter into (i) futures and options on futures and (ii) forward contracts;

         (6) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;

         (7) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

         (8) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

         (9) act as an underwriter of securities, except insofar as it may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

         (10) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

         The above restrictions are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities," as previously defined herein. The policy on the scope of transactions involving lending of portfolio securities to broker-dealers and banks (as set forth herein under Portfolio Investments and Strategies) is also a fundamental policy.

         Each Fund and Portfolio is also subject to the following restrictions and policies that may be changed by the Board of Trustees. None of the following restrictions shall prevent a Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially similar investment policies as the Fund. Unless otherwise indicated, a Fund or Portfolio may not:

         (A) invest for the purpose of exercising control or management;

         (B) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;4

         (C) purchase portfolio securities from, or sell portfolio securities to, any of the officers and directors or trustees of the Trust or of its investment adviser;

         (D) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

         (E) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange;

         (F) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

         (G) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

         (H) invest in limited partnerships in real estate unless they are readily marketable;

         (I) sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or
(ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

         (J) invest more than 15% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

         (K) invest  more than 15% of its net assets  (taken at market  value at
the  time  of  a  particular  investment)  in  illiquid  securities,   including
repurchase agreements maturing in more than seven days.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

         Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?

It is important to a choose the Fund that has investment objectives compatible with your investment goals.

What is my investment time frame?

If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?

All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

         In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

                                   MANAGEMENT

         The  Board  of   Trustees   of  the  Trust   has   overall   management
responsibility for the Trust and the Funds. The following table sets forth certain information with respect to the trustees and officers of the Trust:

                                       Position(s) held       Principal occupation(s)
        Name, Age; Address              with the Trust        during past five years

William D. Andrews, 52; One South  Executive Vice-President   Executive vice president of Stein Roe
Wacker Drive, Chicago, IL  60606
(4)

John A. Bacon Jr., 72; 4N640       Trustee                    Private investor
Honey Hill Road, Box 296, Wayne,
IL 60184 (3)(4)

Christine Balzano, 34; 245 Summer  Vice-President           Senior vice president of Liberty Funds Services, Inc.;
Street, Boston, MA 02210                                    formerly vice president and assistant vice president

William W. Boyd, 72; 2900 Golf     Trustee                  Chairman and director of Sterling Plumbing (manufacturer
Road, Rolling Meadows, IL  60008                            of plumbing products)
(2)(3)(4)

Kevin M. Carome, 43; One           Executive Vice-President Senior vice president, legal, Liberty Funds Group LLC
Financial Center, Boston, MA                                (an affiliate of Stein Roe) since Jan. 1999; general
02111  (4)                                                  counsel and secretary of Stein Roe since Jan. 1998;
                                                            associate general counsel and vice president of Liberty
                                                            Financial Companies, Inc. (the indirect parent of Stein
                                                            Roe) through Jan. 1999

Denise E. Chasmer, 31;             Vice President           Employee of Liberty Funds Services, Inc. and assistant
12100 East Iliff Avenue                                     vice president of Stein Roe since November 1999; manager
Aurora, CO 80014 (4)                                        with Scudder Kemper Investments from October 1995 to
                                                            November 1999; assistant manager with Scudder Kemper
                                                            prior thereto


J. Kevin Connaughton, 35; 245      Vice-President;          Controller of the Stein Roe Funds since May 2000;
Summer Street, Boston, MA 02210    Controller               Controller and Chief Accounting Officer of the Colonial
(4)                                                         Funds since February 1998, Vice president of Colonial
                                                            Management
                                                            Associates,     Inc.
                                                            ("CMA")        since
                                                            February       1998;
                                                            senior tax  manager,
                                                            Coopers  &  Lybrand,
                                                            LLP from  April 1996
                                                            to   January   1998;
                                                            vice president,  440
                                                            Financial
                                                            Group/First     Data
                                                            Investor    Services
                                                            Group prior thereto

Nancy L. Conlin, 46;               Senior Vice President    Secretary of the Stein Roe Funds since May 2000;
One Financial Center, Boston, MA   and Secretary            Secretary of the Colonial Funds since April 1998
02111 (4)                                                   (formerly Assistant Secretary from July 1994 to April
                                                            1998);     Director,
                                                            Senior          Vice
                                                            President    General
                                                            Counsel,  Clerk  and
                                                            Secretary         of
                                                            Colonial  Management
                                                            Associates,     Inc.
                                                            since   April   1998
                                                            (formerly       Vice
                                                            President,  Counsel,
                                                            Assistant  Secretary
                                                            and Assistant  Clerk
                                                            from  July  1994  to
                                                            April  1998);   Vice
                                                            President,   General
                                                            Counsel          and
                                                            Secretary of Liberty
                                                            Funds   Group  since
                                                            December        1998
                                                            (formerly       Vice
                                                            President,   General
                                                            Counsel and Clerk of
                                                            The  Colonial  Group
                                                            from  April  1998 to
                                                            December        1998
                                                            (formerly  Assistant
                                                            Clerk from July 1994
                                                            to April 1998)

Lindsay Cook, 47; 600 Atlantic     Trustee                  Executive vice president of Liberty Financial Companies,
Avenue, Boston, MA 02210 (1)(2)(4)                          Inc. since March 1997; senior vice president prior
                                                            thereto

Stephen E. Gibson, 46; One         President                Vice chairman of Stein Roe since Aug. 1998; chairman,
Financial Center, Boston, MA                                CEO, president and director of Liberty Funds Group since
02111 (4)                                                   Dec. 1998; chairman of the Colonial Group from July 1998
                                                            to Dec. 1998; president of the Colonial Group from Dec.
                                                            1996 to Dec. 1998; chairman of Colonial Management
                                                            Associates, Inc. since Dec. 1998; CEO, president and
                                                            director of Colonial Management Associates since July
                                                            1996; managing director of Putnam Financial Services
                                                            from June 1992 through June 1996

Douglas A. Hacker, 43; P.O. Box    Trustee                  Senior vice president and chief financial officer of
66100, Chicago, IL 60666 (3) (4)                            UAL, Inc. (airline)


Loren A.  Hansen,  51;            Executive Vice-President  Chief  investment
One South Wacker Drive                                      officer/equity of CMA since 1997; executive vice
Chicago, IL 60606                                           president of Stein Roe since Dec. 1995; (4) vice
president of
                                                            The Northern Trust(bank) prior thereto

Janet Langford Kelly, 41; One      Trustee                  Executive vice president-corporate development, general
Kellogg Square, Battle Creek, MI                            counsel and secretary of Kellogg Company since Sept.
49016 (3)(4)                                                1999; senior vice president, secretary and general
                                                            counsel of Sara Lee Corporation (branded, packaged,
                                                            consumer-products manufacturer) from 1995 to Aug. 1999;
                                                            partner of Sidley & Austin (law firm) prior thereto

Michael T. Kennedy, 37; One South  Vice President           Senior vice president of Stein Roe
Wacker Drive, Chicago, IL 60606
(4)

Gail D. Knudsen, 37; 245 Summer    Vice President           Vice president and assistant controller of CMA
Street, Boston, MA 02210 (4)

Stephen F. Lockman, 38; One South  Vice President           Senior vice president, portfolio manager and credit
Wacker Drive, Chicago, IL   60606                           analyst of Stein Roe
(4)



Pamela A. McGrath, 46: One         Senior Vice President    Treasurer of the Stein Roe Funds since May 2000;
Financial Center, Boston, MA       and Treasurer            Treasurer and Chief Financial Officer of the Liberty
02111 (4)                                                   Funds and Liberty All-Star Funds since April 2000;
                                                            Treasurer,     Chief
                                                            Financial    Officer
                                                            and  Vice  President
                                                            of the Liberty Funds
                                                            Group since December
                                                            1999;          Chief
                                                            Financial   Officer,
                                                            Treasurer and Senior
                                                            Vice   President  of
                                                            Colonial  Management
                                                            Associates     since
                                                            December       1999;
                                                            Senior          Vice
                                                            President        and
                                                            Director of Offshore
                                                            Accounting       for
                                                            Putnam  Investments,
                                                            Inc.,  from May 1998
                                                            to   October   1999;
                                                            Managing Director of
                                                            Scudder       Kemper
                                                            Investments     from
                                                            October,   1984   to
                                                            December 1997.

Mary D. McKenzie, 45; One          Vice President           President of Liberty Funds Services, Inc.
Financial Center, Boston, MA
02111 (4)


Jane N. Naeseth, 49; One South     Vice President           Senior Vice President of Stein Roe
Wacker Drive
Chicago, IL  60606 (4)



Charles R. Nelson, 57; Department  Trustee                  Van Voorhis Professor of Political Economy, Department
of Economics, University of                                 of Economics of the University of Washington
Washington, Seattle, WA 98195
(3)(4)

Nicholas S. Norton, 40; 12100      Vice President           Senior vice president of Liberty Funds Services, Inc.
East Iliff Avenue, Aurora, CO                               since Aug. 1999; vice president of Scudder Kemper, Inc.
80014 (4)                                                   from May 1994 to Aug. 1999

Joseph R. Palombo, 46; One         Executive Vice President Executive Vice President of the Stein Roe Funds since
Financial Center, Boston, MA                                May 2000; Vice President of the Colonial Funds since
02111 (4)                                                   April 1999; Executive Vice President and Director of
                                                            Colonial  Management
                                                            Associates     since
                                                            April          1999;
                                                            Executive       Vice
                                                            President  and Chief
                                                            Administrative
                                                            Officer    of    the
                                                            Liberty  Funds Group
                                                            since   April  1999;
                                                            Chief      Operating
                                                            Officer,      Putnam
                                                            Mutual   Funds  from
                                                            1994 to 1998.

Thomas C. Theobald, 62; Suite      Trustee                  Managing director, William Blair Capital Partners
1300, 222 West Adams Street,                                (private equity fund)
Chicago, IL 60606 (3)(4)

-------------------------


 (1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.

(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.

(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.

(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

         Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty Funds Distributor, Inc., the Fund's distributor.

         Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended June 30, 1999 to each of the trustees:


                                                                    Compensation from the Stein Roe
                                                                             Fund Complex*
                                    Aggregate Compensation               Total           Average Per
       Name of Trustee                  From the Trust                Compensation         Series

------------------------------ ----------------------------------  -------------------  --------------
Thomas W. Butch**                             -0-                         -0-                -0-
Lindsay Cook                                  -0-                         -0-                -0-
John A. Bacon Jr.**                          $6,200                      $101,150          $2,199
William W. Boyd                               5,600                       101,300           2,224
Douglas A. Hacker                             5,200                        87,700           1,904
Janet Langford Kelly                          5,200                        97,200           2,113
Charles R. Nelson                             5,600                       102,100           2,220
Thomas C. Theobald                            5,200                        97,200           2,113
    ---------------

      * At June 30, 1999, the Stein Roe Fund Complex consisted of 4 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.

      ** Mr. Butch served as a trustee until November 3, 1998; Mr. Bacon was elected a trustee effective November 3, 1998.

                              FINANCIAL STATEMENTS

         Please refer to the June 30, 1999 Financial Statements for the Funds referenced in this SAI (management discussion, statements of assets and liabilities and schedules of investments as of June 30, 1999 and the statements of operations, changes in net assets, financial highlights, and notes thereto) and the report of independent accountants contained in the June 30, 1999 Annual Report and the unaudited December 31, 1999 financial statements contained in the December 31, 1999 Semi-annual Report. Those Financial Statements and the report of independent accountants are incorporated herein by reference. The Annual Report and Semi-Annual Report may be obtained at no charge by telephoning 800-338-2550.

                             PRINCIPAL SHAREHOLDERS

         As of June 30, 2000, the only persons known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of a Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:

                                                                                      Approximate Percentage of
                 Name and Address                       Fund                            Outstanding Shares Held
National Financial Services Corp.                    High Yield Fund                               15.48%
For the Exclusive Benefit of Customers
Attn: Mutual Funds

P.O. box 3908
Church Street Station
New York, NY 10008-3908

The Northern Trust Co. TTEE                          Income Fund                                   38.80%
U/AL S Hardin
F/B/O Shirley Hardin
P.O. Box 92956
Attn: Mutual Funds
Chicago, Il 60675-2956
Charles Schwab & Co., Inc.                           Income Fund                                   16.12%
Special Custody Account for the Exclusive
Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122



                     INVESTMENT ADVISORY AND OTHER SERVICES

         Stein Roe & Farnham Incorporated provides investment management services to each Portfolio and administrative services to each Fund and each Portfolio. Stein Roe is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Funds' transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of LFC Management Corporation, which is a wholly owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.

         The director of Stein Roe is C. Allen Merritt, Jr. Mr. Merritt is Chief Operating Officer of Liberty Financial. The business address of Mr.
Merritt is 600 Atlantic Avenue, Boston, MA 02210.

         Stein Roe CounselorSM is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe CounselorSM is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe CounselorSM are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.

         In return for its services, Stein Roe is entitled to receive a monthly administrative fee from each Fund and a monthly management fee from each non-feeder Fund and each Portfolio. The table below shows the annual rates of such fees as a percentage of average net assets (shown in millions), gross fees paid for the three most recent fiscal years, and any expense reimbursements by Stein Roe:

---------------------------------------------------------------------------------------------------------------------
                                                                              Year Ended   Year Ended   Year Ended

                                                     Current Rates (as a %     6/30/99      6/30/98        6/30/97
        Fund/Portfolio                 Type          of average net assets)
                               --------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund         Management fee       N/A                                --      777,707     1,090,523
                                                    -----------------------------------------------------------------
                               --------------------------------------------------------------------------------------
                               Administrative fee   .150%                         668,778      587,310       465,614
                               --------------------------------------------------------------------------------------
                                                    -----------------------------------------------------------------
                               Reimbursement        N/A                                --           --        54,108
-------------------------------                     -----------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Intermediate Bond Portfolio    Management fee       .350%                       1,577,465      595,616            --
                                                    -----------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Income Fund                    Management fee       N/A                                --    1,169,260     1,630,122
                                                    -----------------------------------------------------------------
                               --------------------------------------------------------------------------------------
                               Administrative fee   .150% up to $100
                                                    million, .125%                488,588      552,272       446,018
                                   thereafter

                               --------------------------------------------------------------------------------------
                                                    -----------------------------------------------------------------
                               Reimbursement        N/A                                --           --        40,778
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Income Portfolio               Management fee       .500% up to $100
                                                    million, .475%              1,757,337      862,176            --
                                   thereafter

                                                    -----------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
High Yield Fund                Administrative fee   .150% up to $500
                                                    million,                       56,913       44,923         9,385
                                .125% thereafter

                               --------------------------------------------------------------------------------------
                               Reimbursement        Expenses exceeding 1.00%       80,517       95,498        81,211
---------------------------------------------------------------------------------------------------------------------
High Yield Portfolio           Management fee       .500% up to $500
                                                    million,                      419,766      307,472        52,997
                                .475% thereafter

---------------------------------------------------------------------------------------------------------------------


         Stein Roe provides office space and executive and other personnel to the Funds, and bears any sales or promotional expenses. The Funds pay all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

         The administrative agreement provides that Stein Roe shall reimburse each Fund to the extent that total annual expenses of that Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of a Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse, that Fund an amount in excess of fees paid by that Fund under that agreement for such year. In addition, in the interest of further limiting expenses of the Funds, Stein Roe may voluntarily waive its fees and/or absorb certain expenses, as described under The Fund--Your Expenses in the Prospectus. Any such reimbursement will enhance the yield of such Fund.

         Each management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

         Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement

         Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For such services, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended June 30, 1997, 1998 and 1999, Stein Roe received aggregate fees of $116,135, $128,363 and $129,024, respectively, from the Trust for services performed under this Agreement.

                                   DISTRIBUTOR

         Shares of the Funds are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), One Financial Center, Boston, MA 02111, an indirect subsidiary of Liberty Financial, under a Distribution Agreement. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party ("independent trustees"). The Distributor has no obligation, as underwriter, to buy Fund shares, and purchases shares only upon receipt of orders from authorized financial service firms or investors. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

12b-1 Plan

         The trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for personal service and/or the maintenance of shareholder accounts, the Distributor receives a service fee at an annual rate not to exceed 0.25% of net assets attributed to Class A shares. The Plan also provides that as compensation for the promotion and distribution of shares of the Fund including its expenses related to sale and promotion of Fund shares, the Distributor receives from the Fund a distribution fee at an annual rate not exceeding 0.10% of the average net assets attributed to Class A shares. At this time, the Distributor has voluntarily agreed to limit the Class A distribution fee to 0.25% annually. The Distributor may terminate this voluntary limitation without shareholder approval. The Distributor generally pays this amount to institutions that distribute Fund shares and provide services to the Funds and their shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each Fund during any year may be more or less than the cost of distribution or other services provided to that Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid. The Trust's Plan complies with those rules.

         The trustees believe that the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the trustees, including the independent trustees. The Plan may not be amended to increase the fee materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by a vote of a majority of the independent trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares.

         Each Fund offers two classes of shares (Class A and Class S). The Funds may offer other classes of shares in the future. Class S shares are offered at net asset value and are not subject to a Rule 12b-1 fee. Class A shares are offered at net asset value plus a front-end sales charge to be imposed at the time of purchase and are subject to a Rule 12b-1 fee.

                                 TRANSFER AGENT

         SteinRoe Services Inc.  ("SSI"),  One South Wacker Drive,  Chicago,  IL
60606, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, SSI receives fees from each Fund based on an annual rate of 0.14% of average net assets of Class S shares and 0.236% of Class A shares. The Trust believes the charges by SSI to the Fund are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, SSI also provides certain investor accounting services to the Portfolios.

         Some financial services firms ("FSF") or other intermediaries having special selling arrangements with the Distributor, including certain bank trust departments, wrap fee programs and retirement plan service providers
("Intermediaries") that maintain nominee accounts with the Funds for their clients who are Fund shareholders, may be paid a fee from SSI for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.

                            PURCHASES AND REDEMPTIONS

         Purchases and redemptions are discussed in the Prospectus under the heading Your Account, and that information is incorporated herein by reference. It is the responsibility of any investment dealers, banks, or other institutions, including retirement plan service providers, through whom you purchase or redeem shares to establish procedures insuring the prompt transmission to the Trust of any order.

         The Funds will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is received in good order. The public offering price is the net asset value plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs or Intermediaries, the public offering price will be determined on the day the order is placed in good order, but only if the FSF or Intermediary receives the order prior to the time at which shares are valued and transmits it to a Fund before that day's transactions are processed. If the FSF or Intermediary fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF or Intermediary. If the FSF or Intermediary receives the order after the time at which a Fund values its shares, the price will be based on the net asset value determined as of the close of the NYSE on the next day it is open. If funds for the purchase of shares are sent directly to the Transfer Agent, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of a Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

         Each Fund receives the entire net asset value of shares sold. For Class A shares, which are subject to an initial sales charge, the Distributor's commission is the sales charge shown in the Prospectus less any applicable FSF or Intermediary discount. The FSF or Intermediary discount is the same for all FSFs or Intermediaries, except that the Distributor retains the entire sales charge on any sales made to a shareholder who does not specify an FSF or Intermediary on the application, and except that the Distributor may from time to time reallow additional amounts to all or certain FSFs or Intermediaries. The Distributor generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse the Distributor for any up-front and/or ongoing commissions paid to FSFs or Intermediaries.

         Checks presented for the purchase of Fund shares which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned.

         The Transfer Agent acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF or Intermediary will receive the applicable sales commission. Shareholders may change FSFs or Intermediaries at any time by written notice to the Transfer Agent, provided the new FSF or Intermediary has a sales agreement with the Distributor.

Determination of Net Asset Value


         The net asset value per share for each Class is determined as of the close of business (normally 3:00 p.m., Central time, or 4:00 p.m., Eastern time) on days on which the New York Stock Exchange (the "NYSE") is open for trading, except that certain classes of assets, such as index futures for which the market close occurs shortly after regular trading on the NYSE will be priced at the closing time of the markets on which they trade but in no event later than 5:00 p.m. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time.

         A Portfolio may invest in securities that are listed primarily on foreign exchanges that are open and allow trading on days on which a Fund does not determine net asset value. This may significantly affect the net asset value of that Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Stein Roe deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Board of Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Positions for which market quotations are not readily available and other assets are valued at fair value as determined in good faith under the direction of the Board of Trustees.


         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. Trading on certain foreign securities markets may not take place on all NYSE business days, and trading on some foreign securities markets takes place on days that are not NYSE business days and on which net asset value is not calculated. The values of these securities used in determining net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such time and the close of the NYSE which will not be reflected in the computation of the net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board of Trustees.

         The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Trust during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

         Due to the relatively high cost of maintaining smaller accounts, the Trust may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share depreciation. An investor will be notified that the value of his account is less than that minimum and allowed at least 60 days to bring the value of the account up to at least $1,000 before the fee is deducted. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

         The Trust reserves the right to suspend or postpone redemptions of Fund shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

Special Purchase Programs/Investor Services

         The following special purchase programs/investor services may be changed or eliminated at any time.


         Automatic Investment Plan. As a convenience to investors, shares of most funds advised by Colonial, Newport Management, Inc., Crabbe Huson Group, Inc. and Stein Roe may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount at least $50 are used to purchase a fund's shares at the public offering price next determined after the distributor receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase any day. Further information and application forms are available from the distributor.

         Automated Dollar Cost Averaging. The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc., and Stein Roe in which you have a current balance of at least $5000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same class of shares of funds written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal and income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum) or change your selection of funds, by telephone or in writing; if in writing to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.


You should consult your investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

The Distributor offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs for Reducing or Eliminating Sales Charges" for more information.


         Tax-Sheltered Retirement Plans. The Distributor offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs) and pension and profit-sharing plans for individuals, corporations, employees and the self-employed. The minimum initial investment for a retirement account is $25. Investor's Bank & Trust Company is the Trustee of the prototype plans and charges an $18 annual fee. The annual fee will be waived if your aggregated IRA (Traditional IRA, Roth IRA and Education IRA) assets total $25,000 or more. This waiver will be based on the assets of record when the fees are assessed in December. If you close your account during the year, the Distributor will not aggregate the IRAs and you will be subject to that year's annual fee per IRA regardless of total assets. Further Detailed information concerning these retirement plans and copies of the retirement plans are available from the Distributor.

         Participants in other prototype retirement plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with the Transfer Agent. Participants in prototype plans offered by the Distributor (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to the Transfer Agent. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open an IRA Rollover account in any fund, or if the plan maintains an omnibus account.


         Consultation with a competent financial and tax advisor regarding these plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

         Telephone Address Change Services. By calling the Transfer Agent, shareholders, beneficiaries or their FSF or Intermediary of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

         Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

         Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must in the same name as the shareholder's existing open account with the particular Fund. Call for more information at 1-800-422-3737.

Programs for Reducing or Eliminating Sales Charges


         Right of Accumulation and Statement of Intent. Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T, and Z shares of other funds managed Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc., and Stein Roe or distributed by the Distributor (such funds hereinafter referred to as "Liberty Funds"). The applicable sales charged is based on the combined total of: (1) the current purchase and (2) the value at the public offering price at the close of business on the previous day of all Liberty Fund's Class A shares held by the shareholder (except shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another Liberty Fund other than a money market fund and Class B, C, T and Z shares).


         The Distributor must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by the Transfer Agent. A Liberty Fund may terminate or amend this right of Accumulation.

         Any person may qualify for reduced sales charges on purchase of Class A shares made within a 13-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in the Trust's Funds and Liberty Funds (except shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Liberty Fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

         During the term of a Statement, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.

         If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the then-current applicable offering price. As a part of this adjustment, the FSF or Intermediary shall return to the Distributor the excess commission previously paid during the 13-month period.

         If the amount of the Statement is not purchased, the shareholder shall remit to the Distributor an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within 20 days after a written request to pay such difference in sales charge, the Transfer Agent will redeem that number of escrowed Class A shares equal to such difference. The additional amount of FSF or Intermediary discount from the applicable offering price shall be remitted to the shareholder's FSF or Intermediary of record.

         Additional information about and the terms of Statements of Intent are available from your FSF or Intermediary or from the Transfer Agent at 1-800-345-6611.

         Reinstatement Privilege. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same class of that Fund at the net asset value next determined after the Transfer Agent receives a written reinstatement request and payment. Any contingent deferred sales charge paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any contingent deferred sales charge or conversion date. Investors who desire to exercise this privilege should contact their FSF or Intermediary or the Distributor. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

         Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

         Privileges of Adviser Employees, FSFs or Intermediaries. Class A shares may be sold at net asset value to the following individuals whether currently employed or retired: Trustees of funds advised or administered by Stein Roe or an affiliate of Stein Roe; directors, officers and employees of Stein Roe or an affiliate of Stein Roe, including the Transfer Agent and the Distributor; registered representatives and employees of FSFs or Intermediaries (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor; and such persons' families and their beneficial accounts.

         Sponsored Arrangements. Class A shares may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of Fund shares on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

         Class A shares may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with the Distributor pursuant to which a Fund is included as an investment option in programs involving fee-based compensation arrangements.

         Waiver of Contingent Deferred Sales Charges (Class A accounts in excess of $1,000,000) Contingent deferred sales charges may be waived on redemptions in the following situations with the proper documentation:

1. Death. Contingent deferred sales charges may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act ("UGMA"), Uniform Transfers to Minors Act ("UTMA") or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the contingent deferred sales charge will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable contingent deferred sales charge, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

2. Systematic Withdrawal Plan (SWP). Contingent deferred sales charges may be waived on redemptions occurring pursuant to a monthly, quarterly or semiannual SWP established with the Transfer Agent, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise contingent deferred sales charges will be charged on SWP redemptions until this requirement is met. See below under How to Sell Shares--Systematic Withdrawal Plan.

3. Disability. Contingent deferred sales charges may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
(i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

4. Death of a trustee. Contingent deferred sales charges may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable contingent deferred sales charge will be charged upon any subsequent redemption.

5. Returns on excess contributions. Contingent deferred sales charges may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF or Intermediary agrees to return the applicable portion of any commission paid by the Distributor.

6. Qualified Retirement Plans. Contingent deferred sales charges may be waived on redemptions required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the plan document) or (ii) separation from service. For shares purchased in a prototype 401K plan after September 1, 1997, contingent deferred sales charges will not be waived upon separation from service except if such plan is held in an omnibus account. Contingent deferred sales charges also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in a Fund for at least two years.

         The contingent deferred sales charge also may be waived where the FSF or Intermediary agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

How to Sell ("Redeem") Shares

         Shares may be sold on any day the NYSE is open, either directly to a Fund or through an FSF or Intermediary. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, that Fund will delay sending proceeds for 15 days in order to protect the it against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delays in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds.

         To sell shares directly to a Fund, send a signed letter of instruction to the Transfer Agent. The sale price is the net asset value next determined (less any applicable contingent deferred sales charge) after that Fund or an FSF or Intermediary receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call the Transfer Agent for more information at (800) 345-6611.

         FSFs and Intermediaries must receive requests before the time at which Fund shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

         Systematic Withdrawal Plan. If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then-current net asset value of the shareholder's investment in a Fund designated by the shareholder will be paid monthly, quarterly or semiannually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all income dividends and other distributions payable in Fund shares rather than in cash.

         A shareholder or its FSF or Intermediary of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

         Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of a Fund (other than through the reinvestment of dividends) and a SWP at the same time.

         SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

         A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, the Transfer Agent will not be liable for any payment made in accordance with the provisions of a SWP.

         The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Funds as an expense of all shareholders.

         Shareholders whose positions are held in "street name" by certain FSFs or Intermediaries may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF or Intermediary to determine whether he or she may participate in a SWP.

         Telephone Redemptions. Telephone redemption privileges are described in the Prospectus.

         Non-Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, that Fund may make the payment or a portion of the payment with portfolio securities held by it instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

How to Exchange Shares

         Class A shares exchanges at net asset value may be made among shares of the same class of any other fund that is a series of the Trust or of most Liberty Funds. For a period of 90 days following the purchase of shares, exchanges at net asset value may be made among Class A shares of Liberty Tax-Exempt Money Market Fund or Liberty Money Market Fund (or its successor). Thereafter, exchanges at net asset value may be made among Class A shares of any other fund that is a series of the Trust or of most Liberty Funds. For more information on the Liberty Funds, see your FSF or Intermediary or call (800) 345-6611.

         By calling the Transfer Agent, shareholders or their FSF or Intermediary of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting the Transfer Agent by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if a Fund suspends repurchases or postpones payment for fund shares being exchanged in accordance with federal securities law. The Transfer Agent will also make exchanges upon receipt of a written exchange request. If the shareholder is a corporation, partnership, agent, or surviving joint owner, the Transfer Agent will require customary additional documentation.

         A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

         In all cases, the shares to be exchanged must be registered on the records of a Fund in the name of the shareholder desiring to exchange.

         An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

                                    CUSTODIAN

         State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

         Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

         Each Board of Trustees reviews, at least annually, whether it is in the best interests of each Fund, each Portfolio, and their shareholders to maintain assets in each of the countries in which the Fund or Portfolio invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that a Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

         The Funds and the Portfolios may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                              INDEPENDENT AUDITORS

         The independent auditors for the Funds and the Portfolios are Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116. The auditors audit and report on the annual financial statements and provide tax return preparation services and assistance and consultation in connection with the review of various SEC filings.

                             PORTFOLIO TRANSACTIONS

         Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

         Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

         Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

         It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients, in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

         Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

         Stein Roe places certain trades for each Fund through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the trustees of the Funds may determine, Stein Roe may consider sales of shares of each of the Funds as a factor in the selection of broker-dealers to execute such mutual fund securities transactions.

Investment Research Products and Services Furnished by Brokers and Dealers

         Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

         The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

         Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

         Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

         Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

         Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

         Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

o Database Services--comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

o Quotation/Trading/News Systems--products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

o Economic Data/Forecasting Tools--various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.

o Quantitative/Technical Analysis--software tools that assist in quantitative and technical analysis of investment data.

o  Fundamental  Industry   Analysis--industry-specific   fundamental  investment
research.

o    Fixed Income  Security  Analysis--data  and  analytical  tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.

o    Other Specialized  Tools--other  specialized products,  such as specialized
     economic   consulting   analyses  and  attendance  at  investment  oriented
     conferences.

         Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

         Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

         The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

         In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

         Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

         In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.

         The table below shows commissions paid on futures transactions during the past three fiscal years. No Fund or Portfolio paid commissions on any other transactions.


                                                                           Intermediate     Intermediate Bond
                                                                             Bond Fund          Portfolio

Total brokerage commissions paid during year ended 6/30/99..............          --            $22,606
Total brokerage commissions paid during year ended 6/30/98..............      $2,160              8,957
Total brokerage commissions paid during year ended 6/30/97..............          --                --

         The Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees.

       During the last fiscal year, certain Portfolios held securities issued by one or more of their regular broker-dealers or the parent of such broker-dealers that derive more than 15% of gross revenue from securities-related activities.
Such holdings were as follows at June. 30, 1999:

                                                                                          Value of Securities Held
             Portfolio                                Broker-Dealer                             (in thousands)
             ---------                                -------------                             --------------

Intermediate Bond Portfolio          HSBC Securities, Inc.                                         $6,062
                                     Merrill Lynch, Pierce, Fenner & Smith                          5,961

Income Portfolio                     HSBC Securities, Inc.                                         $4,041
                                     Merrill Lynch, Pierce, Fenner & Smith                          3,105
                                     Deutsche Bank                                                  2,904
                                     Associates Corporation of North America                        2,613


                      ADDITIONAL INCOME TAX CONSIDERATIONS

         Each Fund and Portfolio intends to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

         Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

         Each Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

         To the extent a Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of a Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, that Fund may file an election with the Internal Revenue Service pursuant to which shareholders of that Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by that Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from a Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Funds will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by a Fund and (ii) the portion of fund dividends which represents income from each foreign country, if that Fund qualifies to pass along such credit.

                             INVESTMENT PERFORMANCE

A Fund may quote yield figures from time to time. The "Yield" is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

         The Yield formula is as follows:  YIELD = 2[((a-b/cd) +1)6 -1].

            Where:      a    =   dividends  and interest  earned  during the period.  (For this  purpose,  the
                                 Fund will  recalculate  the yield to maturity  based on market  value of each portfolio  security  on  each  business  day on  which  net  asset  value  is calculated.)
                        b    =   expenses accrued for the period (net of reimbursements).
                        c        =  the   average   daily   number   of   shares
                                 outstanding   during  the   period   that  were
                                 entitled to receive dividends.

                        d    =   the ending net asset value of the Fund for the period.

         For example, the Yields of the Funds * for the 30-day period ended May 31, 2000, were:
Intermediate Bond Fund           =    8.23%
Income Fund                      =    9.08%
High Yield Fund                  =    10.72%
                                               ---------------------

                                  *Performance   information  is  based  on  the
Funds' Class S shares.

         Each Fund may quote total return figures from time to time. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

         Average Annual Total Return is computed as follows:  ERV  =  P(1+T)n

Where:      P        =   a hypothetical initial payment of $1,000
            T        =   average annual total return
            n        =   number of years
            ERV          =  ending  redeemable  value of a  hypothetical  $1,000
                         payment made at the beginning of the period at the end of the period (or fractional portion).

                                     Ending
                                   Redeem-able

                              Value*        Total Return         Average Annual
                                             Percentage*          Total Return*

Intermediate Bond Fund

     1 year                    $1,026            2.60%                2.60%
     5 years                    1,431           43.06                 7.42
     10 years                   2,092          109.19                 7.66

Income Fund

     1 year                      1,005            0.52                 0.52
     5 years                     1,438           43.76                 7.53
     10 years                    2,114          111.40                 7.77

High Yield Fund

     1 year                      1,035            3.50                 3.50
     Life of Fund**              1,313           31.26                10.76
             -------
             ** Performance information is based on the Funds' Class S shares *Since commencement of operations on November 1, 1996.

         Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. Fund performance is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

         A Fund may note its mention in newspapers, magazines, or other media from time to time. However, a Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines that might mention a Fund include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN

Crain's Chicago Business Consumer Reports Consumer Digest Dow Jones Investment Advisor Dow Jones Newswire Fee Advisor Financial Planning Financial World Forbes Fortune Fund Action Fund Marketing Alert Gourmet Individual Investor Investment Dealers' Digest Investment News Investor's Business Daily

Kiplinger's Personal Finance Magazine Knight-Ridder Lipper Analytical Services Los Angeles Times Louis Rukeyser's Wall Street Money Money on Line Morningstar Mutual Fund Market News Mutual Fund News Service Mutual Funds Magazine Newsday
Newsweek New York Daily News The New York Times No-Load Fund Investor Pension World Pensions and Investment Personal Investor Physicians Financial News Jane Bryant Quinn (syndicated column) Reuters The San Francisco Chronicle Securities Industry Daily Smart Money Smithsonian Strategic Insight Street.com Time Travel & Leisure USA Today U.S. News & World Report Value Line The Wall Street Journal The Washington Post Working Women Worth Your Money

         In advertising and sales literature, a Fund may compare its yield and performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which a Fund believes to be generally accurate.

         The Funds may compare their performance to the Consumer Price Index (All Urban), a widely-recognized measure of inflation.

         A Fund's performance may be compared to the following as indicated below:

                              Benchmark                                                   Fund(s)

CS First Boston High Yield Index                                      High Yield Fund
Lehman Aggregate Index                                                Intermediate Bond Fund
Lehman Government/Corporate Index                                     Intermediate Bond Fund
Lehman High Yield Bond Index                                          High Yield Fund
Lehman High Yield Corporate Bond Index                                High Yield Fund
Lehman Intermediate Corporate Bond Index                              Income Fund
Lehman Intermediate Government/Corporate Index                        Intermediate Bond Fund
Lipper All Long-Term Fixed Income Funds Average                       Intermediate Bond Fund, Income Fund
Lipper Corporate Bond Funds (A Rated) Average                         Intermediate Bond Fund
Lipper Corporate Bond Funds (BBB Rated) Average                       Income Fund
Lipper High Current Yield Fund Average                                High Yield Fund
Lipper Intermediate-Term (5-10 Year) Investment Grade Debt Funds      Intermediate Bond Fund
   Average

Lipper Long-Term Taxable Bond Funds Average                           Intermediate Bond Fund, Income Fund
Merrill Lynch Corporate and Government Master Index                   Intermediate Bond Fund, Income Fund
Merrill Lynch High-Yield Master Index                                 Income Fund, High Yield Fund
Morningstar All Long-Term Fixed Income Funds Average                  Intermediate Bond Fund, Income Fund
Morningstar Corporate Bond (General) Average                          Income Fund, High Yield Fund
Morningstar Corporate Bond (High Quality) Average                     Intermediate Bond Fund
Morningstar High Yield Bond Fund Average                              High Yield Fund
Morningstar Intermediate-Term Bond Fund Average                       Intermediate Bond Fund, Income Fund
Morningstar Long-Term Taxable Bond Funds Average                      Intermediate Bond Fund, Income Fund
Salomon Brothers Broad Investment Grade Bond Index                    Intermediate Bond Fund, Income Fund
Salomon Brothers Extended High Yield Market Index                     High Yield Fund
Salomon Brothers High Yield Market Index                              High Yield Fund

         Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. A Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place The Fund into) a new category, that Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

         The Merrill Lynch High-Yield Master Index measures the total return performance of corporate debt issues rated less than investment grade but not in default. The Merrill Lynch Corporate and Government Master Index measures total return performance of a broad range of U.S. Treasury, federal agency, and corporate debt securities, but excluding mortgage-backed securities. The Salomon Brothers Broad Investment Grade Bond Index measures the market-weighted total return of a wide range of debt securities, including U.S. Treasury/agency securities, investment-grade corporate bonds, and mortgage pass-through securities.

         A Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting the Fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

         Of course, past performance is not indicative of future results.

                                                 ----------------

         To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                                     Common stocks
                                     Small company stocks
                                     Long-term corporate bonds
                                     Long-term government bonds
                                     Intermediate-term government bonds
                                     U.S. Treasury bills
                                     Consumer Price Index
                                               ---------------------

       The Funds may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)





                 Tax-Deferred Investment vs. Taxable Investment
   Interest Rate         3%          5%          7%          9%          3%          5%         7%           9%
---------------------------------------------------------------------------------------------------------------------
 Compounding Years

                                 Tax-Deferred Investment                           Taxable Investment

         30             $82,955     $108,031    $145,856    $203,239     $80,217    $98,343    $121,466     $151,057
         25              65,164       80,337     101,553     131,327      63,678     75,318      89,528      106,909
         20              49,273       57,781      68,829      83,204      48,560     55,476      63,563       73,028
         15              35,022       39,250      44,361      50,540      34,739     38,377      42,455       47,025
         10              22,184       23,874      25,779      27,925      22,106     23,642      25,294       27,069
         5               10,565       10,969      11,393      11,840      10,557     10,943      11,342       11,754
         1                2,036        2,060       2,085       2,109       2,036      2,060       2,085        2,109



         Average Life Calculations. From time to time, a Fund may quote an average life figure for its portfolio. Average life is the weighted average period over which Stein Roe expects the principal to be paid, and differs from stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to GNMA securities and other mortgage-backed securities, average life is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, average life is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an average life equal to their stated maturity.

         Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

         From time to time, a Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe CounselorSM program and asset allocation and other investment strategies.

               MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

         Each Fund seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting it to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Fund and the Portfolios. The management fees and expenses of the Fund and the Portfolios are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

         Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

         Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund investing in a Portfolio.

         The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a corresponding Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote that Fund's interests in a Portfolio for such continuation without approval of that Funds' shareholders.

         The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in the fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), that Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

         In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to that Fund's fundamental policies, withdrawal of that Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to that Fund. Should such a distribution occur, that Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for a Fund and could affect the liquidity of that Fund.

         Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

         Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio. Other investors in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund, might incur different administrative fees and expenses than that Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

         Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.

                                APPENDIX--RATINGS

RATINGS IN GENERAL

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P").

CORPORATE BOND RATINGS

Ratings By Moody's

         Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

         Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

         A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Ratings By S&P

         AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

         BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         C1. This rating is reserved for income bonds on which no interest is being paid.

         D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

COMMERCIAL PAPER RATINGS

Ratings By Moody's

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1         Highest Quality
Prime-2         Higher Quality
Prime-3         High Quality

         If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

Ratings By S&P

         A brief description of the applicable rating symbols and their meaning follows:

         A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

         A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

                                                   ------------


























G-16/147C-0700

--------
1 A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.

2 A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

3 A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

4 The Funds have been informed that the staff of the Securities and Exchange Commission takes the position that the issuers of certain CMOs and certain other collateralized assets are investment companies and that subsidiaries of foreign banks may be investment companies for purposes of Section 12(d)(1) of the Investment Company Act of 1940, which limits the ability of one investment company to invest in another investment company. Accordingly, the Funds intend to operate within the applicable limitations under Section 12(d)(1)(A) of that Act.

PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS.
         [Note: As used herein, the term "PEA" refers to a post-effective amendment to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 33-02633.]

(a)(1) Amended and restated Declaration of Trust as amended dated July 28, 2000.
   (2) Amendment to Agreement and Declaration of Trust dated
       11/1/95. (Exhibit 1(b) to PEA #28.)*

(b)(1) By-Laws of Registrant as amended through 2/3/93.
       (Exhibit 2 to PEA #29.)*
   (2) Amendment to By-Laws dated 2/4/98.  (Exhibit 2(b) to PEA
       #38.)*

(c)    None.

(d)    Management Agreement between SR&F Base Trust and Stein Roe
       & Farnham Incorporated ("Stein Roe") dated 8/15/95, as amended through 6/28/99. (Exhibit (d) to PEA # 39)*

(e) Underwriting agreement between Registrant and Liberty Funds Distributor, Inc. dated 8/4/99. (Exhibit (e) to PEA #39)*

(f)    None.

(g) Custodian contract between Registrant and State Street Bank and Trust Company dated 2/24/86 as amended through 5/8/95. (Exhibit 8 to PEA #27).*

(h)(1) Administrative Agreement between Registrant and Stein Roe dated 7/1/96 as amended through 2/2/98. (Exhibit (h)(1) to PEA # 39)*
   (2) Accounting and Bookkeeping Agreement between Registrant and
       Stein Roe dated 8/3/99. (Exhibit (h)(2) to PEA #39)*
   (3) Restated transfer agency agreement between Registrant and SteinRoe Services Inc. dated 8/1/95 as amended through 3/31/99. (Exhibit (h)(3) to PEA #39)*
   (4) Sub-transfer agent agreement between SteinRoe Services
       Inc. and Liberty Funds Services, Inc. (formerly named
       Colonial Investors Service Center, Inc.) dated 7/3/96 as amended through 3/31/99. (Exhibit (h)(4) to PEA #39)*

(i)(1) Opinions and consents of Ropes & Gray. (Exhibit 10(a) to PEA #29.)*
   (2) Opinions and consents of Bell, Boyd & Lloyd with respect to SteinRoe Cash Reserves(now named Stein Roe Cash Reserves
         Fund)SteinRoe Intermediate Bond Fund (now named Stein Roe Intermediate Bond Fund) and SteinRoe Income Fund (now named Stein Roe Income Fund.) Exhibit (10(b) to PEA #29.*

   (3) Opinion and consent of Bell, Boyd & Lloyd with respect to the series Stein Roe High Yield Fund. (Exhibit
       10(c) to PEA #30.)*

   (4) Consent of Bell Boyd & Lloyd LLC.

(j)(1) Consent of Ernst & Young LLP,
   (2)   Consent of Morningstar, Inc.  (Exhibit 11(b) to PEA #29.)*

(k)    None.

(l)    Inapplicable.

(m)    Rule 12b-1 Plan. (Exhibit (m) to PEA #39)*

(n)    Rule 18f-3 Plan. (Exhibit (n) to PEA #39)*

(o)    (Miscellaneous.)  Mutual Fund Application. (Exhibit (o) to PEA #39)*
--------
*Incorporated by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
          REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory and Other Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 25.  INDEMNIFICATION.

Article Tenth of the Agreement and  Declaration of Trust of Registrant  (Exhibit
a), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

(i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

(ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

(iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Stein Roe & Farnham Incorporated ("Stein Roe"), the investment adviser, is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. Stein Roe acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."

Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI, of Colonial Management Associates, Inc. (which is a subsidiary of Liberty Financial Companies, Inc.), and of the Registrant and other investment companies managed by SteinRoe. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for Colonial Management Associates, Inc., which is located at One Financial Center, Boston, MA 02111, and SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210.) A list of such capacities is given below.

                                                              POSITION FORMERLY
                                                    HELD WITHIN
                     CURRENT POSITION              PAST TWO YEARS
                     -------------------           --------------
STEINROE SERVICES INC.
Kevin M. Carome       Assistant Clerk

Kenneth J. Kozanda                                VP; Treasurer
C. Allen Merritt, Jr. Director; Vice President

COLONIAL MANAGEMENT ASSOCIATES, INC.
Ophelia L. Barsketis  Senior Vice President
Kevin M. Carome       Senior Vice President
William M. Garrison   Vice President
Stephen E. Gibson     Chairman, President and
                             Chief Executive Officer

Loren A. Hansen       Senior Vice President
Clare M. Hounsell     Vice President
Deborah A. Jansen     Senior Vice President
North T. Jersild      Vice President
Joseph R. Palombo  Executive Vice President
Yvonne T. Shields     Vice President

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Christine Balzano Vice President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President

Kevin M. Carome       Executive VP                     VP; Secretary
Denise Chasmer              Vice President
Nancy L. Conlin    Senior VP;Secy.              VP; Asst. Secy.
J. Kevin Connaughton        VP and Controller
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Gail Knudsen                Vice President
Stephen F. Lockman    Vice-President
Pamela A. McGrath  Senior VP;Treasurer
Mary D. McKenzie   Vice President
Jane M. Naeseth       Vice-President
Maureen G. Newman     Vice-President
Joseph R. Palumbo  Executive Vice President
Veronica M. Wallace   Vice-President

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS
INSTITUTIONAL TRUST; AND LIBERTY-STEIN ROE FUNDS TRUST
William D. Andrews    Executive Vice-President
Christine Balzano Vice President
Kevin M. Carome       Executive VP              VP;Secy.
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Jane M. Naeseth       Vice-President

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
William D. Andrews    Executive Vice-President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP               VP; Asst. Secy.
William M. Garrison   Vice-President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President


LIBERTY-STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Maureen G. Newman     Vice-President

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
William C. Loring     Vice-President
Maureen G. Newman     Vice-President
Veronica M. Wallace   Vice-President

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
William M. Garrison   Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Jane M. Naeseth       Vice President
William M. Wadden IV  Vice President

LIBERTY-STEIN ROE ADVISOR FLOATING RATE FUND; LIBERTY-STEIN ROE
INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE FLOATING RATE
LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
Stephen E. Gibson     President
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President

ITEM 27.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., acts as underwriter to Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Advisor Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and SteinRoe Variable Investment Trust. The table below lists the directors and officers of Liberty Funds Distributor, Inc.

                          Position and Offices      Positions and

Name and Principal        with Principal            Offices with
 Business Address*        Underwriter               Registrant
--------------------      ---------------------     -------------
Anderson, Judith           Vice President                     None
Babbitt, Debra             VP & Compliance Officer            None
Bartlett, John             Managing Director                  None
Bertrand, Thomas           Vice President                     None
Blakeslee, James           Senior Vice President              None
Bozek, James               Senior Vice President              None
Brown, Beth                Vice President                     None
Burtman, Tracy             Vice President                     None
Campbell, Patrick          Vice President                     None
Carroll, Sean                       Vice President                     None
Claiborne, Doug            Vice President                     None
Chrzanowski, Daniel        Vice President                     None
Conley, Brook                       Vice President                     None
Clapp, Elizabeth A.        Managing Director                  None
Conlin, Nancy L.           Director; Clerk                    None
Costello, Matthew          Vice President                     None
Couto, Scott                        Vice President                     None
Davey, Cynthia             Senior Vice President              None
Desilets, Marian H.        Vice President                     None
Devaney, James             Senior Vice President              None
DiMaio, Steve              Vice President                     None
Downey, Christopher        Vice President                     None
Dupree, Robert             Vice President                     None
Emerson, Kim P.            Senior Vice President              None
Evans, C. Frazier          Managing Director                  None
Evitts, Stephen            Vice President                     None
Feldman, David             Managing Director                  None
Feloney, Joseph            Vice President                     None
Fifield, Robert            Vice President                     None
Fisher, James                       Vice President                     None
Fragasso, Philip           Managing Director         None
Gariepy, Tom               Vice President                     None
Gauger, Richard            Vice President                     None
Gerokoulis, Stephen A.     Senior Vice President              None
Gibson, Stephen E.         Director; Chairman of Board        None
Goldberg, Matthew          Senior Vice President              None
Gupta, Neeti               Vice President                     None
Geunard, Brian             Vice President                     None
Grace, Anthony                      Vice President                     None
Gubala, Jeffrey            Vice President                     None
Harrington, Tom            Senior Vice President              None
Hodgkins, Joseph           Senior Vice President       None
Huennekens, James          Vice President                     None
Hussey, Robert             Senior Vice President       None
Iudice, Jr., Philip        Treasurer and CFO                  None
Ives, Curt                          Vice President                     None
Jones, Cynthia             Vice President                     None
Jones, Jonathan            Vice President                     None
Kelley, Terry M.           Vice President                     None
Kelson, David W.           Senior Vice President              None
Lewis, Blair                        Vice President                     None
Libutti, Chris             Vice President                     None
Lynch, Andrew                       Managing Director         None
Lynn, Jerry                         Vice President                     None
Martin, John               Senior Vice President              None
Martin, Peter              Vice President                     None
McCombs, Gregory           Senior Vice President              None
McKenzie, Mary             Vice President                     None
Menchin, Catherine         Senior Vice President              None
Miller, Anthony            Vice President                     None
Moberly, Ann R.            Senior Vice President              None
Morse, Jonathan            Vice President                     None
Nickodemus, Paul           Vice President                     None
O'Shea, Kevin              Managing Director                  None
Piken, Keith               Vice President                     None
Place, Jeffrey             Managing Director                  None
Powell, Douglas            Vice President                     None
Predmore, Tracy            Vice President                     None
Quirk, Frank               Vice President                     None
Raftery-Arpino, Linda      Senior Vice President              None
Ratto, Gregory             Vice President                     None
Reed, Christopher B.       Senior Vice President              None
Riegel, Joyce B.           Vice President                     None
Robb, Douglas              Vice President                     None
Sandberg, Travis           Vice President                     None
Santosuosso, Louise        Senior Vice President              None
Schulman, David            Senior Vice President              None
Scully-Power, Adam                  Vice President                     None
Shea, Terence              Vice President              None
Sideropoulos, Lou          Vice President                     None
Sinatra, Peter             Vice President                     None
Smith, Darren              Vice President                     None
Soester, Trisha            Vice President                     None
Studer, Eric               Vice President                     None
Sweeney, Maureen           Vice President                     None
Tambone, James             Chief Executive Officer            None
Tasiopoulos, Lou           President                          None
Torrisi, Susan                      Vice President                     None
Vail, Norman                        Vice President                     None
VanEtten, Keith H.         Senior Vice President              None
Warfield, James            Vice President                     None
Wess, Valerie              Senior Vice President              None
Young, Deborah             Vice President                     None
Zarker, Cynthia E.                  Senior Vice President              None
---------
* The address of Ms. Riegel is One South Wacker Drive, Chicago, IL 60606. The address of each other director and officer is One Financial Center, Boston, MA 02111.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 29.  MANAGEMENT SERVICES.
None.

ITEM 30.  UNDERTAKINGS.
None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the undersigned certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 128th day of July, 2000.

                                 SR&F BASE TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------  --------------
STEPHEN E. GIBSON           President            July 28, 2000
Stephen E. Gibson
Principal Executive Officer

J. KEVIN CONNAUGHTON       Controller           July 28, 2000
J. Kevin Connaughton
Principal Accounting Officer

JOHN A. BACON JR.           Trustee              July 28, 2000
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee              July 28, 2000
William W. Boyd

LINDSAY COOK                Trustee              July 28, 2000
Lindsay Cook

DOUGLAS A. HACKER           Trustee              July 28, 2000
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee              July 28, 2000
Janet Langford Kelly

CHARLES R. NELSON           Trustee              July 28, 2000
Charles R. Nelson

THOMAS C. THEOBALD          Trustee              July 28, 2000
Thomas C. Theobald



VINCENT P. Pietropaolo
Vincent P. Pietropaolo

Attorney-in-Fact for the Trustees

                              EXHIBIT INDEX


(a)(1) Amended and Restated Agreement and Declaration of Trust dated July 28, 2000.

(i)(4)  Consent of Bell, Boyd & Lloyd LLC.

(j)(1)  Consent of Ernst & Young LLP, independent auditors.